As filed with the Securities and Exchange Registration No. 333-120636
Commission on April 17, 2008 Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 9 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ReliaStar Life Insurance Company
One Orange Way, C1S, Windsor, CT 06095-4774
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2008 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Fixed and Variable Deferred Annuity Contracts

PART A

ReliaStar Life Insurance Company and its Separate Account N
ING Encore/ING Encore Flex
Supplement dated April 28, 2008 to the Contract Prospectus and Statement of Additional Information, each dated April 28, 2008

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your current
Contract Prospectus and SAI for future reference.

                            IMPORTANT INFORMATION REGARDING UPCOMING FUND LIQUIDATION

On January 31, 2008, the Board of Trustees of ING Variable Products Trust approved a proposal to liquidate the
ING VP Financial Services Portfolio.

The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place on or about September 5, 2008 (the “Closing Date”).

Voluntary Transfers Before the Effective Date of the Liquidation. Anytime prior to the Closing Date you may transfer amounts that you have allocated to the subaccount that invests in the ING VP Financial Services Portfolio to any of the other available investment options. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

You may give us alternative allocation instructions at any time by contacting our Administrative Service Center at:

ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050

1-877-884-5050

See also the Transfers Among Investment Options section on page 13 of your Contract Prospectus for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Administrative Service Center noted
above.

Automatic Reallocation Upon Liquidation. After the Closing Date and our receipt of the proceeds from the liquidation of the ING VP Financial Services Portfolio, amounts that were allocated to the subaccount that invested in this portfolio will be automatically reallocated to the subaccount that invests in the ING VP Money Market
Portfolio. There will be no charge for this automatic reallocation, and this automatic reallocation will not count as a transfer when imposing any applicable restriction or limit on transfers. Furthermore, you will not incur any tax liability because of this automatic reallocation, and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Future Allocations. After the Closing Date, the subaccount that invested in the ING VP Financial Services
Portfolio will no longer be available through your Contract Prospectus. Any future allocations directed to a subaccount that invested in this portfolio will be automatically allocated to the subaccount that invests in the ING
VP Money Market Portfolio.

Information about the ING VP Money Market Portfolio. Summary information about the ING VP Money
Market Portfolio can be found in Appendix IV–Fund Descriptions in your Contract Prospectus, and in the fund fact sheet for that fund. More detailed information can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting our Administrative Service Center noted above.

There will be no further disclosure regarding the ING VP Financial Services Portfolio in future Contract
Prospectuses.

X.120636-08	April 2008

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ReliaStar Life Insurance Company
Separate Account N
ING Encore/Encore Flex
CONTRACT PROSPECTUS – April 28, 2008

The Contracts. The contracts described in this prospectus are individual fixed and variable deferred annuity contracts issued by ReliaStar Life Insurance Company (the Company, we, us, our). We issue two series of contracts, the flexible premium series, designed mainly for modal purchase payments, and the transfer premium series, designed mainly for large transfers and/or purchase payments. They are issued to you, the contract owner, on a nonqualified basis (“nonqualified contracts”), or in connection with retirement arrangements qualifying for special treatment under section 403(b) (“403(b) contracts”) or section 408 (“IRA contracts”) of the Internal Revenue Code of 1986, as amended (Tax Code).
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  Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if a contract is right for you.
  Please read this prospectus carefully and keep it for future reference.
Table of Contents ... page 3

Investment Options. The contracts offer variable investment options and up to two fixed interest options. Fixed
Account D is only available with flexible premium series contracts. When we establish your contract you instruct us to direct purchase payments to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company (the “separate account”). Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

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Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks.
Information about the risks of investing in the funds is located in the “Investment Options” section on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.
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Fixed Interest Options.
▷	Fixed Account D (available only for flexible premium series contracts)
▷	DCA Fixed Account (for dollar cost averaging only)

Except as specifically mentioned, this prospectus describes only the investment options offered through Separate
Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Availability of Features. Not all features or riders are available in all states. The contracts are not available for sale in New York. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

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Getting Additional Information. You may obtain the April 28, 2008, Statement of Additional Information (SAI)
about the separate account without charge by calling us at 1-877-884-5050 or writing us at the address listed in the
“Contract Overview–Questions: Contacting the Company” section of the prospectus. The Securities and Exchange
Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR database on the SEC website, http://www.sec.gov, or at the SEC Public Reference Branch in Washington, D.C. You may call
1-202-551-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Branch. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference
Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-120636. The SAI table of contents is listed on page
59 of this prospectus. The SAI is incorporated into this prospectus by reference.

PRO.120636-08
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CONTRACT PROSPECTUS - April 28, 2008 (continued)

The Funds
  American Funds - Growth Fund
      (Class 2)
  American Funds - Growth-Income Fund
      (Class 2)
  American Funds - International Fund
      (Class 2)
  Franklin Small Cap Value Securities
      Fund (Class 2)
  ING American Century Large Company
      Value Portfolio (S Class)
  ING American Century Small-Mid Cap
      Value Portfolio (S Class)
  ING Baron Small Cap Growth Portfolio
      (S Class)
  ING BlackRock Global Science and
      Technology Portfolio (Class I)(1)
  ING BlackRock Large Cap Growth
      Portfolio (Class S)
  ING Davis New York Venture Portfolio
      (S Class)(1)
  ING Fidelity® VIP Contrafund®
      Portfolio (S Class)(2)
  ING Fidelity® VIP Equity-Income
      Portfolio (S Class)(2)
  ING Fidelity® VIP Growth Portfolio
      (S Class)(2)
  ING Fidelity® VIP Mid Cap Portfolio
      (S Class)(2)
  ING FMRSM Diversified Mid Cap
      Portfolio (Class I)(*)
  ING Global Resources Portfolio
      (Class S)
  ING JPMorgan Mid Cap Value Portfolio
      (S Class)
  ING Julius Baer Foreign Portfolio
      (Service 2 Class)
  ING Legg Mason Partners Aggressive
      Growth Portfolio (S Class)
  ING Legg Mason Value Portfolio
(Service 2 Class)	ING Lord Abbett Affiliated Portfolio
      (Class I)
  ING Marsico Growth Portfolio (Class S)
  ING MFS Total Return Portfolio
      (Service 2 Class)
  ING OpCap Balanced Value Portfolio
      (S Class)
  ING Oppenheimer Global Portfolio
      (S Class)
  ING Oppenheimer Strategic Income
      Portfolio (S Class)
  ING Opportunistic Large Cap Growth
      Portfolio (Class I)(1)
  ING Opportunistic Large Cap Value
      Portfolio (Class I)(1)
  ING PIMCO Total Return Portfolio
      (S Class)
  ING Pioneer Equity Income Portfolio
      (I Class)
  ING Pioneer High Yield Portfolio
      (I Class)
  ING Solution Income Portfolio
      (S Class)(3)
  ING Solution 2015 Portfolio (S Class)(3)
  ING Solution 2025 Portfolio (S Class)(3)
  ING Solution 2035 Portfolio (S Class)(3)
  ING Solution 2045 Portfolio (S Class)(3)
  ING Stock Index Portfolio (Class I)
  ING T. Rowe Price Diversified Mid Cap
      Growth Portfolio (S Class)
  ING T. Rowe Price Equity Income
      Portfolio (Service 2 Class)
  ING T. Rowe Price Growth Equity
      Portfolio (S Class)
  ING Templeton Foreign Equity Portfolio
      (S Class)
  ING Thornburg Value Portfolio (S Class)
  ING UBS U.S. Large Cap Equity
      Portfolio (S Class)
  ING Van Kampen Comstock Portfolio
(S Class)	ING Van Kampen Equity and Income
      Portfolio (S Class)
  ING Van Kampen Growth and Income
      Portfolio (Service 2 Class)
  ING VP Financial Services Portfolio
      (Class I)(4)
  ING VP Growth and Income Portfolio
      (Class I)
  ING VP Index Plus International Equity
      Portfolio (Class I)
  ING VP Index Plus MidCap Portfolio
      (Class I)
  ING VP Intermediate Bond Portfolio
      (Class I)
  ING VP International Value Portfolio
      (Class I)
  ING VP MidCap Opportunities Portfolio
      (Class I)
  ING VP Money Market Portfolio
      (Class I)(5)
  ING VP Real Estate Portfolio (Class I)
  ING VP Small Company Portfolio
      (Class I)
  ING VP SmallCap Opportunities
      Portfolio (Class I)
  ING VP Strategic Allocation
      Conservative Portfolio (Class I)(3)
  ING VP Strategic Allocation Growth
      Portfolio (Class I)(3)
  ING VP Strategic Allocation Moderate
      Portfolio (Class I)(3)
  Lord Abbett Series Fund - Mid-Cap
      Value Portfolio (Class VC)
  Oppenheimer Main Street Small Cap
      Fund®/VA
  PIMCO VIT Real Return Portfolio
      (Administrative Class)
  Wanger Select
Wanger U.S. Smaller Companies(6)

[1]	This fund has changed its name to the name listed above. See Appendix IV–Fund Descriptions of the prospectus for a complete list of former and current fund names.
[2]	These funds are structured as “Master-Feeder” funds that invest directly in shares of an underlying fund. See “Fees–Fund Fees and Expenses” for additional information.
[3]	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees–Fund Fees and Expenses” for additional information.
[4]	This fund is scheduled to be liquidated into ING VP Money Market Portfolio (Class I) on or about September 5, 2008.
[5]	Available for investment in transfer premium series contracts only. For flexible premium series contracts, currently only available in situations where the contract provides for a refund of purchase payments upon the exercise of the right to cancel provision. See “Right to Cancel.”
[6]	Effective June 1, 2008, this fund is scheduled to change its name to Wanger USA.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.120636-08                                                                                   2
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TABLE OF CONTENTS

Contract Overview: 4
Contract Design
Who’s Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table 6
Condensed Financial Information 9
Separate Account N 9
The Company 10
Investment Options 11
Transfers Among Investment Options 13
Purchase and Rights 18
Right to Cancel 19
Optional Living Benefit Riders 20
Fees 27
Your Contract Value 34
Withdrawals 36
Loans 37
Systematic Withdrawals 37
Death Benefit 38
The Income Phase 41
Contract Distribution 44
Taxation 46
Other Topics 55

Performance Reporting - Voting Rights - Contract Modifications - Legal Matters and Proceedings - Payment
Delay or Suspension - Transfers, Assignments or Exchanges of a Contract - Involuntary Terminations -
Reports to Owners

Contents of the Statement of Additional Information 59
Appendix I–The Fixed Accounts 60
Appendix II–Eligible Funds 63
Appendix III–MGWB Rider Examples 64
Appendix IV–Fund Descriptions 67
Appendix V–Condensed Financial Information CFI-1

PRO.120636-08                                                                                   3
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Contract Overview
Questions: Contacting the
Company. To answer your
questions, contact your sales
representative, or write or call
us at our Administrative Service
Center:

ING Service Center
P.O. Box 5050
Minot, North Dakota 58702-
5050
1-877-884-5050

Sending Forms and Written
Requests in Good Order.
If you are writing to change
your beneficiary, request a
withdrawal or for any other
purpose, contact us or your
sales representative to learn
what information is required for
the request to be in “good
order.” Generally, a request is
considered to be in “good
order” when it is signed, dated
and made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out. By
contacting us, we can provide
you with the appropriate
administrative form for your
requested transaction.

We can only act upon requests
that are received in good order.	The following is intended as a summary. Please read each section of this prospectus for additional detail.
Contract Design
The contracts described in this prospectus are individual deferred fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term
“contract” in this prospectus refers to individual fixed and variable annuity contracts.

Who’s Who
You: The individual who purchases the contract.

Contract Holder: The person to whom we issue the contract. Generally, you.
The contract holder has all rights under the contract. However, pursuant to
Treasury Department regulations that are generally effective on January 1,
2009, the future exercise of certain of these rights may require the consent and approval of your employer/plan sponsor.
We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. See “Taxation–Section 403(b) Tax-
Deferred Annuities.”

We may also refer to the contract holder as the contract owner.

We (the Company): ReliaStar Life Insurance Company. We issue the contract.

For greater detail, please review “Purchase and Rights.”

The Contract and Your Retirement Plan
The contracts may be issued on a nonqualified basis, or for use with retirement arrangements under Tax Code sections 403(b), 408, or 408A of the Tax Code.

Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement arrangement (such as a 403(b) contract, an IRA or a Roth IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefits, guaranteed living benefits, and the available lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

Contract Facts
Free Look/Right to Cancel. You may cancel your contract within ten days
(some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase, including, if you elect, the optional Return of Purchase Payment Death Benefit or the Annual Stepped Up Death Benefit.
Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

PRO.120636-08                                                                                   4
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Optional Living Benefit Riders. The contracts may offer an optional minimum guaranteed accumulation benefit
(“MGAB”) rider and minimum guaranteed withdrawal benefit (“MGWB”) rider for an additional charge. These riders are only available with the transfer premium series contracts. See “Optional Living Benefit Riders.”

Withdrawals. During the accumulation phase you may withdraw all or part of your contract value. Certain fees and taxes may apply, and there are restrictions on the amounts available for withdrawal from the fixed account options.
In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals” and
“Appendix I–The Fixed Accounts.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your contract, while retaining the contract in the accumulation phase. See “Systematic Withdrawals.”

Loans. If allowed by the contract, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “Loans.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and
“Fees.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Issue Date. Certain features of the contract may rely upon the issue date of your contract. The issue date is the date that we issue the contract.

Contract Anniversary. Certain features of the contract may rely upon your contract anniversary. The contract anniversary is the same day and month as the issue date of the contract, each year that the contract remains in effect.

Contract Year. Certain features of the contract may rely upon calculation of the contract year. The contract year is each 12-month period starting with the issue date of the contract and each contract anniversary thereafter.

Contract Phases

I. The Accumulation Phase (accumulating dollars under your contract)
Payments to Your Contract
STEP 1: You provide us with your completed application and initial purchase payment. We issue a contract to you and credit the contract with your initial purchase payment.
Step 1 ||
ReliaStar Life Insurance Company
STEP 2: You direct us to invest your purchase payment in one or more of the following investment options: (a) Fixed Interest Options; or	(a) ||	Step 2		(b) ||
	Fixed Interest Options	Separate Account N Variable Investment Options
(b) Variable Investment Options. (The variable investment options are the subaccounts of Separate Account N.
Each one invests in a specific mutual fund.)
The Subaccounts
STEP 3: Each subaccount you select purchases shares of its assigned fund.		A	B	Etc.
		||	Step 3 ||
		Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. (See
“The Income Phase.”) In general, you may:

▷	Receive income phase payments over a life time or for a specified period;
▷	Select an option that provides a death benefit to beneficiaries; and
▷	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

PRO.120636-08                                                                                   5
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In this Section:
▷ Maximum Contract Owner
     Transaction Expenses
▷  Annual Contract Charge
▷  Separate Account Annual
     Expenses
▷  Optional Living Benefit
     Rider Charges
▷  Hypothetical Examples
▷   Fees Deducted by the
     Funds

Also see the “Fees” section
for:
▷   Early Withdrawal Charge
▷   How, When and Why Fees
      are Deducted
▷   Reduction, Waiver and/or
      Elimination of Certain Fees
▷  Redemption Fees
▷   Premium and Other Taxes
▷   Optional Death Benefit
      Rider Charges
▷   Optional Living Benefits
       Rider Charges
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.
Maximum Contract Owner Transaction Expenses

Early Withdrawal Charge (as a percentage of purchase payments)[1]	7.0%
Partial Withdrawal Processing Fee[2] ……………….............................. $25.00
Transfer Charge[3]........................................................................................	$25.00

Loan Processing Fee[4]...............................................................................	$25.00
Loan Interest Rate Spread (per annum)[5] ………………..................... 3.0%

1 The early withdrawal charge for contracts applies to each purchase payment and reduces over time. In certain cases this charge may not apply to a portion or all of your withdrawal.
   These fees may be waived, reduced or eliminated in certain circumstances. See “Early
Withdrawal Charge” in the “Fees” section.
2 The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2.0% of the amount withdrawn or $25, including partial withdrawals made as a part of a systematic withdrawal program. We are not currently applying this fee.
See “Early Withdrawal Charge” in the “Fees” section. See also “Systematic Withdrawals.”
3 The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right to assess a $25 charge on any transfer or to limit the number of transfers, including transfers made under the dollar cost averaging program or the account rebalancing program.

4 This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”
5 This is the maximum difference between the rate applied and the rate credited on loans under the contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. These rates are subject to change. See “Loans.”
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Contract Charge[6] …………………….................................... $35.00
[6] This is the annual contract charge for the flexible premium series. The contract charge for transfer series contracts is $30. We reserve the right to waive the annual contract charge in certain circumstances. See “Fees - Annual Contract Charge.”

*State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.120636-08                                                                                   6
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Separate Account Annual Expenses
(as a percentage of average contract value)
		Return of
	Standard	Purchase	Annual
	Death	Payment Death	Stepped Up
	Benefit	Benefit	Death Benefit
Mortality & Expense Risk Charge[7]	1.40%	1.40%	1.40%
Administrative Expense Charge[8]	0.20%	0.20%	0.20%
Return of Purchase Payment Death Benefit Rider[9]	n/a	0.05%	n/a
Annual Stepped Up Death Benefit Rider[9]	n/a	n/a	0.25%
Total Separate Account Charges	1.60%	1.65%	1.85%

7	Mortality and expense risk charges are deducted daily.
8	The administrative expense charge will be deducted proportionately from amounts invested in the subaccounts on a quarterly basis, and at time of a full contract withdrawal.
9	The charge for the Return of Purchase Payment Death Benefit Rider or the Annual Stepped Up Death Benefit Rider will be deducted proportionally from amounts invested in the subaccounts on a quarterly basis, and at time of a full contract withdrawal for the fee accumulated since the last quarterly charge.

Optional Living Benefit Rider Charges (available with transfer series only)10

Minimum Guaranteed Accumulation Benefit Rider

Term	As a Maximum Annual Charge[11]	As a Maximum Quarterly Charge[11]
10 Year	1.0% of the Guaranteed Accumulation	0.25% of the Guaranteed Accumulation
	Benefit Amount[12]	Benefit Amount[12]

[10]	Optional Living Benefit Rider Charges are deducted proportionally from amounts invested in the subaccounts on a quarterly basis, and at time of a full contract withdrawal for the fee accumulated since the last quarterly charge.
[11]	These are the maximum charges we may charge for this rider. As of the date of this prospectus, the annual charge for the 10 year term is 0.35% of the Guaranteed Accumulation Benefit Amount (0.0875% on a quarterly basis). Because an election to Reset the
MGAB rider may have the effect of increasing the Guaranteed Accumulation Benefit Amount, and because the charge for the
MGAB rider is based upon the Guaranteed Accumulation Benefit Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars), even if we have not raised the percentage charge. See “Optional Living Benefit Riders–
Minimum Guaranteed Accumulation Benefit Rider” and “Fees–Optional Living Benefit Riders.”
[12]	If the MGAB rider is effective on the issue date of the contract, the Guaranteed Accumulation Benefit Amount is the total of the contract value at the start of the term, plus purchase payments received during the first contract year, reduced pro-rata for all partial withdrawals, loans and partial income phase payments taken during the term. If the rider is effective on a contract anniversary, the Guaranteed Accumulation Benefit Amount is equal to the contract value on that anniversary, plus purchase payments received in that contract year, reduced pro-rata for all partial withdrawals, loans, and partial income phase payments taken during the term. See “Optional Living Benefit Riders–Minimum Guaranteed Accumulation Benefit Rider.”

Minimum Guaranteed Withdrawal Benefit Rider

Term	As a Maximum Annual Charge[13]	As a Maximum Quarterly Charge[13]
10 Year	1.50% of the Guaranteed Withdrawal Base[14]	0.375% of the Guaranteed Withdrawal Base[14]

[13]	This is the maximum charge we may charge for this rider. As of the date of this prospectus, the annual charge is 0.55% of the Guaranteed Withdrawal Base (0.1375% on a quarterly basis).
[14]	The Guaranteed Withdrawal Base is an amount used to determine the Annual Withdrawal Amount. If the rider is effective on the contract issue date, the initial Guaranteed Withdrawal Base is equal to the initial purchase payment, and is increased by purchase payments received in the first contract year. If the rider is effective on a contract anniversary, the Guaranteed Withdrawal Base is equal to the contract value on that date, and increased by purchase payments received in that contract year. Because an election to
Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal Base, and because the charge for the
MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges
(as expressed in dollars), even if we have not raised the percentage charge. See “Optional Living Benefit Riders–Minimum
Guaranteed Withdrawal Benefit Rider” and “Fees–Optional Living Benefit Riders.”

PRO.120636-08                                                                                   7
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The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including
management fees and other expenses)	0.26%	1.52%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include certain contract owner transaction expenses, contract fees, including the maximum annual contract charge, separate account annual expenses, and fund fees and expenses. Both Examples assume election of the Annual Stepped Up Death Benefit.
Example 2 (Transfer Premium Series) assumes election of the optional MGWB rider at the maximum charge, and also assumes that withdrawals are taken at the end of the year and do not exceed the Annual
Withdrawal Amount. Example 2 also assumes that no Reset is taken in year 5 because the contract value does not exceed the Guaranteed Withdrawal Base.

Example 1 (Flexible Premium Series):
The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The
Examples also assume that your investment has a 5.0% return each year and assume an annual contract charge of
$35 (converted to a percentage of assets equal to 0.319%), and the maximum fees and expenses of any of the funds.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at				(B) If you do not withdraw your entire contract
the end of the applicable time period:				value or if you select an income phase payment
option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$918	$1,129	$1,906	$3,940	$371	$1,129	$1,906	$3,940

The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The
Examples also assume that your investment has a 5.0% return each year and assume an annual contract charge of
$35 (converted to a percentage of assets equal to 0.319%), and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the				(B) If you do not withdraw your entire contract
end of the applicable time period:				value or if you select an income phase payment
option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$800	$757	$1,295	$2,765	$246	$757	$1,295	$2,765

Example 2 (Transfer Premium Series):
The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The
Examples also assume that your investment has a 5.0% return each year and assume an annual contract charge of
$30 (converted to a percentage of assets equal to 0.033%), and the maximum fees and expenses of the Eligible
Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at				(B) If you do not withdraw your entire contract
the end of the applicable time period:				value or if you select an income phase payment
option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,022	$1,301	$2,065	$3,605	$454	$1,301	$2,065	$3,605

PRO.120636-08                                                                                   8
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The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The
Examples also assume that your investment has a 5.0% return each year and assume an annual contract charge of
$35 (converted to a percentage of assets equal to 0.033%), and assume the minimum fees and expenses of the
Eligible Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at				(B) If you do not withdraw your entire contract
the end of the applicable time period:				value or if you select an income phase payment
option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,000	$1,245	$1,980	$3,478	$434	$1,245	$1,980	$3,478
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Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees–Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees–Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

  Condensed Financial Information

Understanding Condensed Financial Information. In Appendix V of this prospectus we provide condensed financial information about Separate Account N subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of
Additional Information.

  Separate Account N

We established Separate Account N (the separate account) on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of
1940, as amended (the 1940 Act). It also meets the definition of “separate account” under the federal securities laws.

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PRO.120636-08                                                                                   9
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The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ReliaStar Life Insurance Company.
All obligations arising under the contract are obligations of ReliaStar Life Insurance Company.

We may, if it is in the best interest of our contract holders:

▷	Manage the separate account as a management investment company under the 1940 Act;
▷	Deregister the separate account under the 1940 Act, if registration is no longer required;
▷	Combine the separate accounts of ReliaStar Life Insurance Company; or
▷	Reallocate assets of the separate account to another separate account.

 The Company

ReliaStar Life Insurance Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of
Minnesota. We are an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

Our Home Office:	Our Administrative Service Center:
20 Washington Avenue South Minneapolis, Minnesota 55401	ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050

We are a charter member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to
IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

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Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and
disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

PRO.120636-08                                                                                   10
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Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”)
pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual income phase dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.
Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.
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 Investment Options

The contracts offer variable investment options and up to two fixed interest options. Fixed Account D is available in flexible premium series contracts only.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account
N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

▷	Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix IV. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our
Administrative Service Center at the address and phone number listed in “Contract Overview–Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

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PRO.120636-08                                                                                   11
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Eligible Funds. If you have selected the MGAB rider or the MGWB rider, you must remain invested at all times in one or more of the Eligible Funds in order to receive the benefits of these riders (other than during the free look period, when we may require you to invest in the money market option). As of the date of this prospectus, the following funds have been designated as Eligible Funds: ING Solution Income Portfolio, ING Solution 2015
Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio, and ING Solution 2045 Portfolio. Failure to
remain so invested will result in the termination of the applicable rider, and no charges deducted under the rider will be refunded. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the Eligible Funds during the entire time the rider is in effect.

Fixed Interest Options. For a description of the fixed interest options, see Appendix I.

Selecting Investment Options
▪	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
▪	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
▪	Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See “Other Topics–Contract Modifications–Addition,
Deletion or Substitution of Fund Shares.” We may also discontinue the availability of fixed interest options for new purchase payments and/or for transfers. Some subaccounts or fixed interest options may not be available in all contracts or in some states.

Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your contract. Each subaccount and each fixed account selected counts towards this 18 investment option limit.

Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

Insurance-Dedicated Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

▷	Mixed-bought for annuities and life insurance.
▷	Shared-bought by more than one company.

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Separate Account N from participation in the funds that are involved in the conflict.

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PRO.120636-08                                                                                   12
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 Transfers Among Investment Options

Transfers among the investment options are subject to the following conditions:

▷	During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to Fixed Account D (for flexible premium series contracts).
▷	The amount available for transfer from Fixed Account D to the subaccounts is limited (see Appendix I). Fixed Account D is available only through flexible premium series contracts.
▷	Amounts may be transferred from the DCA Fixed Account to one or more subaccounts only, and such transfers require participation in the dollar cost averaging program.
▷	The DCA Fixed Account is only available for purchase payments.
▷	Transfers to the DCA Fixed Account are not allowed.
▷	The DCA Fixed Account may be available under both types of contracts, but is not available if you have selected one of the optional living benefit riders.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers, as well as establish minimum and maximum amounts for transfers. We also reserve the right to transfer the entire amount remaining in a subaccount in the event that a transfer request would bring this remaining amount below a specified amount.

Optional Living Benefit Riders (transfer premium series only). If you have elected the MGAB rider or MGWB rider, you are limited to investment in the Eligible Funds (other than during the free look period, when we may require you to invest in the money market option). While we will not restrict your ability to invest or transfer to other funds, if you do so, the applicable rider will be terminated. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the Eligible Funds during the entire time the rider is in effect. See “Optional Living Benefit Riders;” see also “Appendix II–Eligible
Funds.”

Transfer Requests. Requests may be made in writing, by telephone (where allowed), and where available, electronically. Transfers must be made in accordance with the terms of the contract.

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Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

PRO.120636-08                                                                                   13
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We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive
  Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).

Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity.
A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic
“inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

PRO.120636-08                                                                                   14
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Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

Except as noted below with respect to Paul M. Prusky, we do not allow exceptions to our Excessive Trading Policy.
We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Since late 2003, we have been engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and the Company. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain Company variable life insurance policies (“market timing”). Beginning in late 2003, the Company refused to accept electronic trading instructions from Prusky because of violations of our excessive trading policy.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”)
ordered the Company to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment,
Paul M. Prusky, et.al v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order
Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). In light of the Order, we must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that we could enforce conditions on trading imposed by the funds in which Company subaccounts invest. (Memorandum Accompanying the Order, at pp. 9-10.) We will enforce all fund-imposed conditions on trading consistent with the Order and the judgment of the Federal Court in a related matter.

Prusky’s Company policies include subaccounts that invest in the following funds, which are available through this contract as of April 28, 2008. The prospectus for each fund describes restrictions imposed by the fund to prevent or minimize frequent trading.

 American Funds – Growth Fund
 American Funds – Growth-Income Fund
 American Funds – International Fund)
 ING Baron Small Cap Growth Portfolio
 ING BlackRock LargeCap Growth Portfolio
 ING FMRSM Diversified Mid Cap Portfolio
 ING Global Resources Portfolio
 ING JP Morgan Mid Cap Value Portfolio
 ING Julius Baer Foreign Portfolio
 ING Legg Mason Value Portfolio
 ING Marsico Growth Portfolio
 ING MFS Total Return Portfolio
 ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio	ING Pioneer High Yield Portfolio
 ING Stock Index Portfolio
 ING T. Rowe Price Diversified Mid Cap Growth Portfolio
 ING T. Rowe Price Equity Income Portfolio
 ING T. Rowe Price Growth Equity Portfolio
 ING UBS U.S. Large Cap Equity Portfolio
 ING Van Kampen Comstock Portfolio
 ING Van Kampen Growth and Income Portfolio
 ING VP Growth and Income Portfolio
 ING VP Index Plus International Equity Portfolio
 ING VP Index Plus MidCap Portfolio
 ING VP Intermediate Bond Portfolio
 ING VP SmallCap Opportunities Portfolio

PRO.120636-08                                                                                   15
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Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.
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Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our
Administrative Service Center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may elect one of the following transfer options:

DCA Fixed Account. You may direct us to automatically transfer amounts invested in the DCA Fixed Account to any one or more of the subaccounts over a specified period of time. Transfers from the DCA Fixed Account to
Fixed Account D are not allowed. Only purchase payments may be allocated to the DCA Fixed Account.

  Transfers from the DCA Fixed Account are made on a monthly basis.
  We reserve the right to limit your participation in the DCA Fixed Account to once over the life of the contract.
  Currently, transfers of substantially equal amounts are made over a period of six or twelve months. Other periods may also be available from time to time.
  The DCA Fixed Account is not available if you have selected an optional living benefit rider.
  You may have only one dollar cost averaging term at any one time.
  The minimum initial deposit to a DCA Fixed Account term is $5,000.

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PRO.120636-08                                                                                   16
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▷	If the dollar cost averaging program is discontinued prior to the end of the chosen term, the remaining balance of the DCA Fixed Account will be transferred to Fixed Account D if available under your contract. If Fixed
Account D is not available, then such amounts will be transferred to the money market subaccount, unless you direct otherwise.
▷	If the contract owner dies while dollar cost averaging from the DCA Fixed Account and the surviving spouse elects to continue the contract, the dollar cost averaging program will continue according to its terms, and the
DCA Fixed Account will remain available for allocation of purchase payments, subject to any restrictions on the program.

Dollar cost averaging from the DCA Fixed Account will be automatically discontinued in the event that:

1.	Death benefit proceeds become payable;

2.	The contract is terminated; or

3.	The contract owner elects to begin receiving income phase payments.

Interest Only. You may direct us to automatically transfer credited interest only from amounts invested in Fixed
Account D (for flexible premium series contracts) to any one or more of the subaccounts.

▷	Only automatic transfers of 100% of interest earned are allowed, and transfers to the DCA Fixed Account are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.
▷	To elect transfers of this type, your contract value must be at least $10,000 and the Fixed Account D value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account D value becomes less than $5,000.
▷	Amounts transferred are subject to and are counted toward the 20% limit on amounts that may be transferred from Fixed Account D in any rolling 12-month period. See Appendix I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is currently no charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each contract year. Dollar cost averaging may be subject to additional restrictions or requirements. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview–Questions: Contacting the Company.”

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed the lesser of 2.0% of the amount withdrawn, or $25, for each transfer made under this program.

The Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your contract value to match the investment allocations you originally selected by transferring contract values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only contract values invested in the subaccounts may be rebalanced. We automatically transfer your contract value on each quarterly anniversary of the date we established your contract (or any other date as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each contract year. You are eligible to participate in this program if your contract value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in “Contract Overview–Questions: Contacting the Company.”
You must choose the applicable subaccounts and the percentage of contract value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in “Contract
Overview–Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least
$10,000 of contract value.

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PRO.120636-08                                                                                  17
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We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed the lesser of 2.0% of the amount withdrawn, or $25, for each transfer made under this program.

Transfers from the Fixed Accounts. Transfers from Fixed Account D are limited. For more information on transfers from the fixed interest options, see “Appendix I–The Fixed Accounts,” and your contract.

Purchase and Rights
Valuation Date: Any day that the New York Stock Exchange is open for trading.	Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement arrangement (such as a 403(b) contract, IRA or a Roth IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities may provide other features and benefits (such as the guaranteed living benefits, the guaranteed death benefits and the lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

If you are considering an optional death benefit rider and your contract will be an IRA or used in conjunction with a qualified retirement arrangement, see “Tax Consequences of Living Benefits and Death
Benefits” in the “Taxation” section.

How to Purchase
The contract holder may purchase a contract from us by completing an application and making an initial purchase payment or transferring an amount from another investment provider. At purchase, the contract holder also elects whether to purchase an optional death benefit rider and/or optional living benefit rider. Upon our approval we will issue a contract and set up an account.

For nonqualified contracts, the following purchase payment methods are allowed:

▷	One lump sum;
▷	Periodic payments; or
▷	Transfer under Tax Code section 1035.

For IRA, Roth IRA, and 403(b) contracts, the following purchase payment methods are allowed:

▷	One lump sum;
▷	Periodic payments; or
▷	Rollover or transfer payments, as permitted by the Tax Code.

The minimum periodic purchase payment amount we will accept under the flexible premium series is $50.

The minimum amount we will accept as an initial purchase payment/transfer under the transfer premium series for
403(b) contracts is $25,000. The minimum amount we will accept as an initial purchase payment/transfer under the transfer premium series for nonqualified, IRA and Roth IRA contracts is $10,000. The minimum amount we will accept as a subsequent purchase payment/transfer into the transfer premium series contract is $5,000.

We reserve the right to reject any purchase payment to an existing contract if the purchase payment exceeds
$250,000, or if the purchase payment together with the contract value at the next valuation date exceeds $1,000,000.
Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

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PRO.120636-08                                                                                   18
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Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, in situations where the contract provides for a refund of purchase payments upon the exercise of the right to cancel provision, we will credit the initial purchase payment to the ING
VP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. See “Right to
Cancel.” Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long Term Investment - These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk - The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Administrative Service Center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your contract provides otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid.
We will not deduct an early withdrawal charge, annual contract charge, administrative expense charge, or any rider charges from the amount we return to you. However, any mortality and expense risk charge deducted during the period you held the contract will not be returned. If your state requires, we will refund all purchase payments made, if that amount is higher than your contract value.

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PRO.120636-08                                                                                   19
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For contracts issued in states that require a refund of all purchase payments made, or if your contract is issued as an
IRA or Roth IRA, we will credit the initial purchase payment to the ING VP Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. If you cancel your contract within ten days of receipt, we will refund all purchase payments made or the contract value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

 Optional Living Benefit Riders

Subject to state availability, you may elect one of the optional living benefit riders, the Minimum Guaranteed
Accumulation Benefit (“MGAB”) rider or the Minimum Guaranteed Withdrawal Benefit (“MGWB”) rider, discussed below. If you purchased the contract prior to July 1, 2005, you must wait until a contract anniversary after applicable state approval (up to the third contract anniversary) in order to purchase one of these riders. Only one of these riders may be purchased or in effect at any given time. Each rider has a separate charge. See “Fees–
Optional Living Benefit Riders.” The optional living benefit riders are only available with transfer premium series contracts.

The optional living benefit riders may not be suitable for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional living benefit riders do not guarantee any specific return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. If you purchase the MGAB rider, loans may adversely impact the additional amount paid under the rider, and there may be adverse tax consequences from taking a loan while the rider is in effect. You should not purchase the MGWB rider if amounts held under the contract are subject to withdrawal restrictions under the Internal Revenue Code (including but not limited to
403(b) contracts) or subject to any state or plan level withdrawal restrictions. You should consult a qualified financial or tax adviser when evaluating these riders, including purchase of these riders or the election of any applicable Reset.

If you have selected the MGAB rider or the MGBW rider, you must remain invested at all times in one or more of the Eligible Funds in order to receive the benefits of these riders (other than during the free look period, when we may require you to invest in the money market option). See “Eligible Funds” below. Failure to remain so invested will result in the termination of the applicable rider, and no charges deducted under the rider will be refunded. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the Eligible Funds during the entire time the rider is in effect.

Definitions. The following terms are used in this section:

Adjusted Contract Value (MGAB rider only). The Adjusted Contract Value is equal to the contract value minus the sum of all loan repayments made since the term began, if any (if the contract allows loans), that have been allocated to the subaccounts during that term.

Eligible Funds (MGAB and MGWB riders). As of the date of this prospectus, the ING Solution Income
Portfolio, the ING Solution 2015 Portfolio, the ING Solution 2025 Portfolio, the ING Solution 2035 Portfolio,
and the ING Solution 2045, as well as such additional funds as we may identify from time to time. You must invest exclusively in one or more of the Eligible Funds during the entire time a rider is in effect.

End of Term Date (MGAB rider only). The date shown on your MGAB rider schedule on which the additional amount is calculated. If that date is not a valuation date, then the End of Term Date is the next valuation date immediately following that date.

Reset (MGAB and MGWB riders). A Reset in the Guaranteed Accumulation Benefit Amount (for the MGAB
rider) or the Guaranteed Withdrawal Base and Remaining Guaranteed Balance (for the MGWB rider), to an amount equal to 100% of the contract value, determined as of the Reset Date.

Reset Date (MGAB and MGWB riders). The date shown on the applicable rider schedule on which you may elect a Reset in the Guaranteed Accumulation Benefit Amount (for the MGAB rider) or the Guaranteed
Withdrawal Base and Remaining Guaranteed Balance (for the MGWB rider). See “Reset of Guaranteed
Accumulation Benefit Amount” and “Reset of Guaranteed Withdrawal Base and Remaining Guaranteed
Balance.”

PRO.120636-08                                                                                   20

Term (MGAB rider only). The period of time specified on the MGAB rider schedule that begins on the effective date of the rider or on a Reset Date.

Valuation Date (MGAB and MGWB riders). Any normal business day, Monday through Friday, on which the
New York Stock Exchange is open.

Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider. The MGAB rider is an optional living benefit that provides you with a minimum guaranteed accumulation benefit intended to guarantee a minimum contract value at the end of a specified waiting period, called a term. Subject to the terms and conditions outlined below, and as described in your contract rider, we will increase the contract value by an additional amount (see “Additional
Amount” in this section) if, at the end of the term, the contract value or Adjusted Contract Value, as applicable, is less than the Guaranteed Accumulation Benefit Amount. The Guaranteed Accumulation Benefit Amount is a
calculation used to determine the MGAB amount and related charges only. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your income phase payments, withdrawal value or death benefit values.

The contract offers a 10 year MGAB rider term, which has a 10 year waiting period.

Subject to the restrictions outlined below, the MGAB rider guarantees that your contract value at the end of the 10 year waiting period will be at least equal to the Guaranteed Accumulation Benefit Amount. The Guaranteed
Accumulation Benefit Amount is equal to your contract value at the start of the MGAB term, plus 100% of eligible purchase payments (as defined below), reduced pro-rata for partial withdrawals, loans, and partial income phase payments (as described in the “Income Phase Payment Options” section of the prospectus) taken from the contract during the term. The pro-rata adjustment is calculated by multiplying the Guaranteed Accumulation Benefit
Amount prior to a withdrawal, loan, or the initiation of partial income phase payments by the fraction (A)/(B), where:

(A) is the amount of the withdrawal (including any applicable early withdrawal charge), loan, or partial income phase payment; and

(B) is the contract value immediately prior to the withdrawal, loan, or partial income phase payment.

The Adjusted Contract Value does not include any loan repayment amounts, or any interest credited on such repayments, and such repayments and interest do not impact the calculation of the Guaranteed Accumulation
Benefit Amount.

If the rider is purchased on the issue date of the contract, eligible purchase payments include all purchase payments received during the first contract year. If the rider is purchased on a contract anniversary, eligible purchase payments include all purchase payments received in the contract year following purchase.

For purposes of determining the contract value at the beginning of the term, if the rider is purchased on the issue date of the contract, the contract value is equal to the initial purchase payment, increased by any eligible purchase payments. In this case, the MGAB rider may not be appropriate for you if you plan to make substantial purchase payments after your first contract anniversary, or may be more appropriate if purchased on a subsequent anniversary. If the rider is purchased on a contract anniversary, the initial Guaranteed Accumulation Benefit
Amount is equal to the contract value on that contract anniversary, increased by any eligible purchase payments. If you elect a Reset in the Guaranteed Accumulation Benefit Amount, the Guaranteed Accumulation Benefit Amount
is equal to the contract value on that contract anniversary and is not increased by any subsequent purchase payments. In this case, the MGAB rider may not be appropriate for you if you plan to make substantial premium payments after the Reset Date.

PRO.120636-08                                                                                   21

Purchase. Subject to state availability, the MGAB rider may be purchased on the issue date of the contract, or on the first (1st), second (2nd), or third (3rd) contract anniversary. Purchase of the MGAB rider is subject to the following restrictions:

1.	The contract owner and annuitant must be age 80 or younger on the effective date of the MGAB rider;

2.	You must invest exclusively in one or more of the Eligible Funds during the entire term;

3.	You cannot have an outstanding loan balance under the contract (where allowed);

4.	You may not invest in the DCA Fixed Account or any other fixed account that may be available under the contract during the time the MGAB rider is in effect;

5.	Your election of the MGAB rider must be received at our administrative service center, in good order, within thirty (30) days after the issue date of the contract or the 1st , 2nd , or 3rd contract anniversary; and

6.	You cannot have previously terminated an MGAB rider purchased under the contract.

We reserve the right to make other purchase dates available. The issue date or contract anniversary closest to your election of the MGAB rider is the effective date of the rider.

Charges for the Minimum Guaranteed Accumulation Benefit Rider. We impose a charge for the MGAB rider, which is described in the fee table to this prospectus. The contract charge is equal to 0.35% annually of your average daily separate account contract value. This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s proportionate percentage of the total separate account contract value as of the valuation date immediately proceeding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. Charges for the rider may change if you have elected a Reset. The charge will never exceed the charge in effect for new issues of the same rider, and will not result in a charge that exceeds the maximum charge specified on the rider schedule.
Because an election to Reset the MGAB rider may have the effect of increasing the Guaranteed Accumulation
Benefit Amount, and because the charge for the MGAB rider is based upon the Guaranteed Accumulation Benefit
Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. THE PERCENTAGE CHARGE FOR THE MGAB RIDER WILL IN NO
EVENT EXCEED THE MAXIMUM PERCENTAGE CHARGE DISCLOSED IN THE FEE TABLE.

See “Fee Table” and “Fees–Optional Rider Charges.”

Reset of Guaranteed Accumulation Benefit Amount. If a Reset Date is shown on your MGAB rider schedule, you may elect to increase the Guaranteed Accumulation Benefit Amount to an amount equal to 100% of the contract value as of the Reset Date provided:

1.	The age of each contract owner and annuitant is 80 or younger on the Reset Date;

2.	You must invest exclusively in one or more of the Eligible Funds during the entire term;

3.	You do not have an outstanding loan balance under the contract (if applicable) on the Reset Date;

4.	You may not invest in the DCA Fixed Account or any other fixed account that may be available under the contract during the time the MGAB rider is in effect; and

5.	Your election of a Reset in the Guaranteed Accumulation Benefit Amount is received, in good order, at our administrative service center within thirty (30) days after the contract anniversary on which the Reset may be purchased.

If you elect a Reset of the Guaranteed Accumulation Benefit Amount, it will be adjusted for subsequent partial withdrawals, loans, and partial income payments, as noted in “Minimum Guaranteed Benefit Rider” above.

For riders we are currently issuing, the Reset Date is the fifth anniversary of the effective date of the rider.

Charges for the rider may change if you have elected a Reset. See “Charges for the Minimum Guaranteed
Accumulation Benefit Rider” and “Fees–Optional Living Benefit Riders.”

Additional Amount. If the contract value or Adjusted Contract Value, as applicable, is less than the Guaranteed
Accumulation Benefit Amount on the End of Term Date, we will apply an additional amount to the contract on the next valuation date following the End of Term Date. This additional amount will be equal to the difference between the Guaranteed Accumulation Benefit Amount and the contract value on the End of Term Date. If your contract permits loans, the additional amount will be equal to the difference between the Guaranteed Accumulation Benefit
Amount and the Adjusted Contract Value as of the End of Term Date.

PRO.120636-08                                                                                   22

The additional amount applied, if any, will be allocated pro-rata to the subaccounts that you are invested in as of the
End of Term Date. We will not apply an additional amount if the contract value or Adjusted Contract Value, as applicable, as of the End of Term Date is greater than the Guaranteed Accumulation Benefit Amount.

Minimum Guaranteed Accumulation Benefit and Death Benefits. Generally, you must be living on the End of
Term Date in order to have an additional amount applied to your contract, as described above. As noted in the
“Termination” section, death prior to the end of a rider term generally results in the termination of the rider. In this event, the amount payable to your beneficiary will depend upon the death benefit you have elected under the contract, including any optional enhanced death benefit.

In the event that your spouse is allowed to continue the contract after your death, and elects to do so, the rider will not terminate. Instead, any death benefit payable under the contract (including any optional death benefit, if elected), will be added to your contract value, and the MGAB rider will continue in effect. There is no change to the amount of the Guaranteed Accumulation Benefit Amount, End of Term Date, or the charge for the MGAB rider.

In this situation, the surviving spouse may elect to continue the rider at the current charge until the End of Term
Date, terminate the rider, or Reset the rider on the next Reset Date, if applicable.

Repurchase. If a repurchase date is shown on the rider schedule, you may elect to repurchase the rider or any other
MGAB rider available for sale by us in connection with the contract on that date for another term, provided that you meet the terms and conditions for purchasing the rider at that time.

The Guaranteed Accumulation Benefit Amount at the start of the new term will equal the contract value on the repurchase date and will include the additional amount, if any, paid under the prior term. The repurchase date will generally be the next valuation date after the end of a term.

Charges for the rider may change if you have elected to repurchase the rider at the end of a term. The charge will never exceed the charge in effect for new issues of the same rider. If we are no longer issuing the rider, any change in charges will not result in a charge that exceeds the maximum charge specified on the rider schedule. See “Fees–
Optional Living Benefit Riders.”

Termination. The rider will automatically terminate at the end of the term, or if earlier, upon the occurrence of one of the following:

1.	If any portion of your contract value is not invested in one of the Eligible Funds;

2.	If the contract is terminated in accordance with the provisions of the contract;

3.	On the Death Benefit Valuation Date, unless the contract is continued by your spouse, in which case the rider may continue with your surviving spouse as contract owner;

4.	If the ownership of this contract changes and the new contract owner is other than your spouse; or

5.	If you initiate income phase payments (full income phase payments only).

The rider has no surrender value or other non-forfeiture benefits upon termination. Prior to the end of a term, this rider does not provide any benefits.

Definitions. The following definitions apply only to the Minimum Guaranteed Withdrawal Benefit rider:

Annual Withdrawal Amount. The maximum amount that can be withdrawn under the MGWB rider each contract year without causing the recalculation of the Guaranteed Withdrawal Base. The Annual Withdrawal Amount on any
day after the effective date of the rider is equal to the lesser of:

1.	5.0% of the Guaranteed Withdrawal Base as of that day, less cumulative withdrawals (including income phase payments) made during the contract year; or

2.	the Remaining Guaranteed Balance as of that day.

The Annual Withdrawal Amount will never be less than zero.

PRO.120636-08                                                                                   23

Guaranteed Withdrawal Base. An amount used to determine the Annual Withdrawal Amount and the MGWB charge. If the MGWB rider is effective on the contract issue date, the initial Guaranteed Withdrawal Base is equal to the initial purchase payment, increased by any purchase payments received during the first contract year. In this case the MGWB rider may not be appropriate for you if you plan to make substantial purchase payments after your first contract anniversary, or may be more appropriate if purchased on a subsequent anniversary. If the MGWB rider is effective on a contract anniversary, the initial Guaranteed Withdrawal Base is equal to the contract value on that contract anniversary increased by purchase payments received in that contract year. In this case, the MGWB rider may not be appropriate for you if you plan to make substantial premium payments after the contract anniversary following the anniversary on which your rider would become effective.

Remaining Guaranteed Balance. The amount available for future withdrawals made under the MGWB rider. The
Remaining Guaranteed Balance will never be less than zero.

Minimum Guaranteed Withdrawal Benefit (“MGWB”) Rider. The MGWB rider is an optional living benefit that provides you with an MGWB intended to allow for minimum withdrawals up to the Annual Withdrawal
Amount, regardless of market performance, until the Remaining Guaranteed Balance equals zero. For purposes of the MGWB rider, the term “withdrawal” includes any applicable early withdrawal charges and charges for state and federal taxes (including premium taxes), if applicable, as well as income phase payments (including partial income phase payments). Amounts withdrawn under the MGWB rider will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges, and deductions, including withdrawal charges, if applicable, as withdrawals otherwise made under the contract. For examples of specific applications of the MGWB rider, see “Appendix III–MGWB Rider Examples.”

If a withdrawal does not exceed the Annual Withdrawal Amount immediately prior to that withdrawal, the
Guaranteed Withdrawal Base will remain unchanged. The Remaining Guaranteed Balance will decrease by the withdrawal amount, immediately following the withdrawal. See Example D in “Appendix III–MGWB Rider
Examples.” If under the contract you are required to take required minimum distributions and distributions exceed the Annual Withdrawal Amount, the Guaranteed Withdrawal Base will remain unchanged. The Remaining
Guaranteed Balance will decrease by the withdrawal amount, immediately following the withdrawal. See Example
F in “Appendix III–MGWB Rider Examples.”

If a withdrawal exceeds the Annual Withdrawal Amount immediately prior to that withdrawal, we will adjust the
Guaranteed Withdrawal Base and Remaining Guaranteed Balance immediately following the withdrawal to the lesser of:

1.	The contract value immediately after the withdrawal; or

2.	The Remaining Guaranteed Balance immediately prior to the withdrawal, less the withdrawal amount.

A withdrawal may not exceed the amount available for withdrawal under the contract if such withdrawal would exceed the Annual Withdrawal Amount. If a withdrawal exceeds the Annual Withdrawal Amount and reduces the contract value to zero, the contract is terminated. See Example E in “Appendix III–MGWB Rider Examples.”

Automatic Withdrawal Status. If a withdrawal: (a) does not exceed the Annual Withdrawal Amount; and (b)
reduces the contract value to zero, the MGWB rider enters automatic withdrawal status. This is the only circumstance in which the MGWB rider may enter into automatic withdrawal status.

Once the MGWB rider enters automatic withdrawal status, the MGWB will be payable, subject to the conditions below. The MGWB consists of:

1.	Automatic Periodic Payments: Automatic periodic payments will be made annually beginning on the contract anniversary following the date the MGWB rider enters automatic withdrawal status. We may make other payment frequencies available. The amount of each automatic periodic payment will equal the Annual
Withdrawal Amount, until the Remaining Guaranteed Balance is reduced to zero. If the Remaining Guaranteed
Balance is less than or equal to the Annual Withdrawal Amount at the time an automatic periodic payment is due, that payment will equal the Remaining Guaranteed Balance, and it will be the final automatic periodic payment.

PRO.120636-08                                                                                   24

2.	The MGWB Death Benefit: While the MGWB rider is in automatic withdrawal status, automatic periodic payments will cease on the Death Benefit Valuation Date, and the MGWB death benefit payable shall be the
Remaining Guaranteed Balance. See Example H in “Appendix III–MGWB Rider Examples.” Such amount shall be payable in a single lump sum to the person entitled to death proceeds under the contract, subject to normal lump-sum death benefit payment procedures. See “Death Benefit.”

While the MGWB rider is in automatic withdrawal status, the following restrictions apply:

1.	No further purchase payments under the contract are allowed;

2.	No further charges under the contract will apply;

3.	The contract will provide no further benefits other than as provided under the MGWB rider;

4.	Any other contract rider shall terminate unless specified otherwise in the rider; and

5.	The contract and MGWB rider will terminate at the earliest of (a) payment of the final automatic periodic payment or (b) payment of the MGWB death benefit.

You should be aware that if the MGWB rider enters automatic withdrawal status, any optional enhanced death benefit riders will be terminated and will not apply.

Purchase. Subject to state availability, the MGWB rider may be purchased on the issue date of the contract, or on the first (1st), second (2nd), or third (3rd) contract anniversary. Purchase of the MGWB rider is subject to the following restrictions:

1.	The contract owner and annuitant must be age 80 or younger on the effective date of the MGWB rider;

2.	You must invest exclusively in one or more of the Eligible Funds during the entire term;

3.	You cannot have an outstanding loan balance under the contract (where allowed) and you may not initiate a loan while this rider is in effect;

4.	You may not invest in the DCA Fixed Account or any other fixed account that may be available under the contract during the time the MGWB rider is in effect;
5.	Your election of the MGWB rider must be received at our administrative service center in good order, within thirty (30) days after the issue date of the contract or the 1st , 2nd , or 3rd contract anniversary; and

6.	You have not previously terminated an MGWB rider purchased under the contract.

We reserve the right to make other purchase dates available. The issue date or contract anniversary closest to your election of the MGWB rider is the effective date of the rider.

Charges for the Minimum Guaranteed Withdrawal Benefit Rider. We impose a charge for the MGWB rider, which is disclosed in the fee table to this prospectus. The contract charge is equal to 0.55% annually of your average daily separate account contract value. This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s proportionate percentage of the total separate account contract value as of the valuation date immediately proceeding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. Charges for the rider may change if you have elected a Reset. The charge will never exceed the charge in effect for new issues of the same rider, and will not result in a charge that exceeds the maximum charge specified on the rider schedule.
Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. CHARGES FOR THE MGWB RIDER WILL IN NO EVENT EXCEED THE MAXIMUM CHARGES
DISCLOSED IN THE FEE TABLE.

See “Fee Table” and “Fees–Optional Rider Charges.”

PRO.120636-08                                                                                   25

Initial Values. The Guaranteed Withdrawal Base, Remaining Guaranteed Balance and Annual Withdrawal Amount
are initially determined on the effective date of the rider as follows:

1.	If the MGWB rider is effective on the issue date of the contract, the Guaranteed Withdrawal Base and
Remaining Guaranteed Balance are equal to the initial purchase payment (see Example A in “Appendix III–
MGWB Rider Examples”).

2.	If the MGWB rider is effective on a contract anniversary, the Guaranteed Withdrawal Base and Remaining Guaranteed Balance are equal to the contract value on that contract anniversary.

3.	The initial Annual Withdrawal Amount is equal to 5.0% of the initial Guaranteed Withdrawal Base (see
Example A in “Appendix III–MGWB Rider Examples”). Only 5.0% per year may be withdrawn, and any unused withdrawals do not carry over into future years.

Subsequent Purchase Payments. Eligible purchase payments (defined as all purchase payments made during the first year after the rider effective date), will result in an increase in the Guaranteed Withdrawal Base and Remaining
Guaranteed Balance equal to the amount of each eligible purchase payment. Purchase payments made after a Reset
Date are not considered eligible purchase payments. See Examples B and C in “Appendix III–MGWB Rider
Examples.”

Reset Option. If allowed under your MGWB rider, you may elect to Reset the Guaranteed Withdrawal Base and
Remaining Guaranteed Balance to an amount equal to 100% of the contract value as of the Reset Date, provided:

1.	The age of each contract owner and annuitant is 80 or younger on the Reset Date;

2.	You must invest exclusively in one or more of the Eligible Funds during the entire term;

3.	You may not invest in the DCA Fixed Account or any other fixed account which may be available under the contract during the time the MGWB rider is in effect; and

4.	Your election of a Reset is received, in good order, at our administrative service center within thirty (30) days after the contract anniversary on which the Reset may be purchased.

An election to Reset the MGWB rider may result in the resetting of the Guaranteed Withdrawal Base to an amount lower than prior to the Reset. This may result in a decrease in the Annual Withdrawal Amount as well as a decrease in the amount charged.

As of the date of the Reset, the Annual Withdrawal Amount is reset to equal 5.0% of the new Guaranteed
Withdrawal Base. If there are subsequent withdrawals that exceed the Annual Withdrawal Amount, the Remaining
Guaranteed Balance is adjusted downward, and the Guaranteed Withdrawal Base will also be adjusted. See
“Minimum Guaranteed Withdrawal Benefit (“MGWB”) Rider.”

If allowed under your MGWB rider, you may elect the Reset option on the 5th and 10th anniversary of the effective date of the MGWB rider. See Example G in “Appendix III–MGWB Riders.”

Charges for the MGWB rider may change if you elect to Reset. See “Charges for the Minimum Guaranteed
Withdrawal Benefit Rider” and “Fees–Optional Living Benefit Riders.”

Death of Owner or Annuitant. If you, or the annuitant if the contract owner is a non-natural person, dies while the
MGWB rider is not in automatic withdrawal status, the MGWB rider will terminate on the Death Benefit Valuation
Date and no further MGWB rider benefits will apply. In this circumstance, the death benefit will be determined in accordance with the standard death benefits available under the contract, including any optional enhanced death benefit, if selected by the contract holder. See the “Death Benefit” section. If the surviving spouse of the deceased contract owner continues the contract, and if as a result, the contract value increases, the following will apply:

1.	The Guaranteed Withdrawal Base and Remaining Guaranteed Balance will be increased based on the increased contract value;

2.	The MGWB rider charges will be the same as the charges in effect for new MGWB rider issues as of that date; and

3.	The MGWB will continue in effect.

PRO.120636-08                                                                                   26

Termination. Except as provided under the automatic withdrawal status section, the MGWB rider will automatically terminate upon the occurrence of one of the following:

1.	If any portion of your contract value is not invested in one of the Eligible Funds;

2.	If the contract is terminated in accordance with the provisions of the contract;

3.	On the Death Benefit Valuation Date, unless the contract is continued by your spouse, in which case the rider will continue with your surviving spouse as contract owner;

4.	If the ownership of this contract changes and the new contract owner is other than your spouse;

5.	If a loan is initiated; or

6.	If you initiate income phase payments (full income phase payments only).

The rider has no surrender value or other non-forfeiture benefits upon termination. Prior to the payment of benefits under the MGWB rider, this rider does not provide any additional benefits.

Fees
The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.	Types of Fees
There are three types of fees or
deductions that may affect your
contract.

MAXIMUM TRANSACTION
FEES
>    Early Withdrawal Charge
>    Annual Contract Charge
>    Transfer Charge
>    Redemption Fees

FEES DEDUCTED FROM
INVESTMENTS IN THE
SEPARATE ACCOUNT
>    Mortality and Expense Risk
        Charges
>      Administrative Charge
>      Optional Death Benefit Rider
        Charges
>      Optional Living Benefit
        Rider Charges

FUND FEES AND EXPENSES

MAXIMUM TRANSACTION FEES
Early Withdrawal Charge
Withdrawals of all or a portion of your contract value may be subject to a charge.

Amount. A perentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract.

Years from Receipt of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)[1]

Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more	7.0% 6.0% 4.0% 0.0%

1For 403(b) flexible series contracts only, and all contracts issued in the State of Utah, the early withdrawal charge is 0.0% after the tenth contract year.

Withdrawal Charge Applicable to Fixed Interest Options. The value of purchase payments allocated to Fixed
Account D and the DCA Fixed Account are included in the calculation of the withdrawal charge upon partial or full withdrawal of amounts from the contract. However, the portion of the withdrawal charge attributable to the amount withdrawn from Fixed Account D will be waived. The amount that will be waived will be equal to the withdrawal charge as calculated above, multiplied by the percentage that the amount withdrawn from Fixed Account D bears to the total amount withdrawn. There is no waiver applicable to amounts withdrawn from the DCA Fixed Account.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn.
For purposes of calculating your early withdrawal charge, we assume earnings are withdrawn first, followed by amounts attributable to purchase payments, with the “oldest” purchase payments withdrawn first.

PRO.120636-08

For example: If your initial purchase payment was made two years ago, we will deduct an early withdrawal charge equal to 4.0% of the portion of that purchase payment subject to a withdrawal charge. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your contract in the order they were received.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please also read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the contract owner’s death during the accumulation phase;
  Paid due to your disability (as defined under the Tax Code and subject to the restrictions below);
  Paid due to separation from service with your employer after age 55 (available beginning five years from the issue date, for 403(b) contracts only);
  Paid when the contract owner has been diagnosed with a terminal illness (subject to the restrictions below);
  Paid due to extended confinement in a licensed hospital or qualified long term care facility (subject to the restrictions below); or
  Paid upon termination of your contract by us (see “Other Topics–Involuntary Terminations”).

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts.
You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:

  Applied to a contract offered by another approved provider under your plan;
  Withdrawn due to separation from service from your employer; or
  Withdrawn due to a hardship as defined by the Tax Code.

Disability Waiver. Waiver of the early withdrawal charge for disability is subject to the following conditions. We will waive the early withdrawal charge when you: (1) are legally permitted to make a withdrawal; (2) become disabled within the meaning of Tax Code section 72(m)(7) (as amended) after the issue date of the contract; (3) are receiving Social Security disability or state long-term disability benefits; and (4) notify us in writing of the disability prior to receiving the withdrawal.

This waiver may be subject to other limitations described in your contract.

Extended Confinement Waiver. Waiver of the early withdrawal charge in the event of extended confinement is subject to the following conditions. We will waive the early withdrawal charge when you are legally permitted to make a withdrawal if you have been confined to a licensed hospital or a qualified long term care facility for a period of at least sixty (60) consecutive days prior to your request and after the issue date of the contract. We will require satisfactory proof of such confinement, as provided in your contract.

To qualify, a licensed hospital must be (1) licensed as a hospital by the state in which it is located; (2) supervised by a staff of licensed physicians; and (3) operated primarily for the care and treatment of sick and injured inpatients for a charge. A long term care facility includes (1) a skilled nursing facility; (2) an intermediate care facility; or (3) a residential care facility. The long term care facility must be (1) licensed by an appropriate licensing agency to provide nursing care; (2) provide 24-hour-a-day nursing services; (3) have a doctor available for emergency situations; 4) have a nurse on duty or on call at all times; (5) maintain clinical records; and (6) have appropriate methods for administering drugs. A long term care facility does not include (1) an institution that primarily treats drug addiction or alcoholism; (2) a home for the aged or mentally ill; (3) a community living center; or (4) an institution that primarily provides residency or retirement care.

This waiver may be subject to other limitations described in your contract.

PRO.120636-08

Terminal Illness Withdrawal. Subject to state availability and where allowed by law, if you develop a terminal illness, you may request a full withdrawal of the unloaned contract value equal to the death benefit (including, if applicable, the death benefit due under one of the optional death benefit riders). In order for this benefit to be paid, the diagnosis of the terminal illness must occur prior to entering the income phase, and notice acceptable to us must be received prior to entering the income phase and during your lifetime.

Exercise of this provision is subject to the following conditions. We must receive notice that you have been diagnosed with a terminal illness by a physician licensed to practice medicine and treat illness or injury in the state which the treatment is received and who is acting within the scope of that license. At our expense, we reserve the right to have a physician of our choice examine you, and reserve the right to rely upon the diagnosis of a physician we choose. For purposes of this provision, notice of terminal illness means a written statement, signed by a physician, that: a) gives the physician’s diagnosis of your noncorrectable medical condition; b) includes documentation supported by clinical, radiological or laboratory evidence of the condition; and c) states that, within reasonable medical certainty, the noncorrectable medical condition will result in your death in six (6) months or less from the date of the notice.

Only one withdrawal may be made under this provision. The withdrawal will be paid in lieu of any other benefit payable under the contract. No benefit will be paid if your terminal illness is the result of self-inflicted injuries. This provision may be subject to other limitations described in your contract.

For 403(b) contracts, this withdrawal is only available if you otherwise are allowed to make a withdrawal under Tax
Code section 403(b)(11). See “Taxation.”

10% Free Out. During any contract year the contract owner may withdraw a portion of the contract value without an early withdrawal charge.

For each contract year, the amount available for withdrawal without an early withdrawal charge will equal amounts attributable to earnings, plus eligible purchase payments. Eligible purchase payments include all purchase payments not subject to the early withdrawal charge, plus 10% of the remaining purchase payments at the beginning of a contract year that are still subject to an early withdrawal charge, plus 10% of purchase payments received during that contract year.

Partial Withdrawal Processing Fee. We reserve the right to charge a partial withdrawal processing fee not to exceed the lesser of $25 or 2.0% of the amount withdrawn. We are not currently applying this fee.

Annual Contract Charge

Maximum Amount. $30.00 for transfer premium series contracts, $35.00 for flexible premium series contracts.

When/How. Each year during the accumulation phase we deduct this fee from your contract value invested in the subaccounts. We deduct it on your contract anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your contract.

Waiver. We reserve the right to waive the annual contract charge under certain circumstances such as if your contract value exceeds $50,000 on the date this fee is to be deducted. However, we reserve the right to reinstate the fee on contracts qualifying for this waiver.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

PRO.120636-08

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers, or other fund transactions you initiate.

Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charges

Maximum Amount. The amount of this charge, on an annual basis, is equal to 1.40% of the daily value of amounts invested in the subaccounts. This charge is deducted daily.

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. These charges compensate us for mortality and expense risks we assume under the contracts.

  The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the contracts.
  The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Administrative Charge

Maximum Amount. The maximum administrative charge under the contract, on an annual basis, is equal to 0.20%
of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge quarterly, and at the time of a full withdrawal, from the subaccount corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contract and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

Optional Death Benefit Rider Charges

In addition to the standard death benefit, you may purchase one of two optional death benefit riders that you may elect at issue, subject to state availability. There is an additional charge if you have selected the Return of Purchase
Payment Death Benefit or Annual Stepped Up Death Benefit. Charges for these optional death benefit riders are as follows:

Return of Purchase Payment Death Benefit: 0.05% annually, assessed on the average daily separate account contract value and deducted proportionally from amounts invested in the subaccounts on a quarterly basis and upon full withdrawal. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

Annual Stepped Up Death Benefit: 0.25% annually, assessed on the average daily separate account contract value and deducted proportionally from amounts invested in the subaccounts on a quarterly basis and upon full withdrawal. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

See “Death Benefit” for further details on the optional death benefit riders.

PRO.120636-08

Optional Living Benefit Rider Charges (Transfer Premium Series Contracts Only)

Subject to state availability, you may purchase one of the optional living benefit riders at issue, or on your first through third contract anniversary. There is an additional charge if you select either the Minimum Guaranteed
Accumulation Benefit (“MGAB”) rider or the Minimum Guaranteed Withdrawal Benefit (“MGWB”) rider. Charges for these optional living benefit riders are as follows:

Minimum Guaranteed Accumulation Benefit Rider:
Current Charge: 0.35% annually, assessed on the Guaranteed Accumulation Benefit Amount as of the
valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts and upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. For an explanation of how the Guaranteed Accumulation Benefit Amount is calculated, see “Optional Living Benefit Riders–Minimum
Guaranteed Accumulation Benefit (“MGAB”) Rider.”

Maximum Charge: 1.0% annually, assessed on the Guaranteed Accumulation Benefit Amount as of the
valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts.

For an explanation of how the Guaranteed Accumulation Benefit Amount is calculated, see “Optional Living
Benefit Riders–Minimum Guaranteed Accumulation Benefit (“MGAB”) Rider.”

Because an election to Reset the MGAB rider may have the effect of increasing the Guaranteed Accumulation
Benefit Amount, and because the charge for the MGAB rider is based upon the Guaranteed Accumulation
Benefit Amount, an election to Reset the MGAB rider may result in higher charges (as expressed in dollars)
even if we have not raised the percentage charge. See “Optional Living Benefit Riders–Minimum Guaranteed
Accumulation Benefit Rider.”

Minimum Guaranteed Withdrawal Benefit Rider:
Current Charge: 0.55% annually, assessed on the Guaranteed Withdrawal Base as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts and upon full withdrawal. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. For an explanation of how the Guaranteed Withdrawal Base is calculated, see “Optional Living Benefit Riders–Guaranteed Withdrawal
Base.”

Maximum Charge: 1.50% annually, assessed on the Guaranteed Withdrawal Base as of the valuation date (as defined in the “Optional Living Benefit Riders” section) immediately preceding the date deducted, deducted quarterly from amounts invested in the subaccounts and upon full withdrawal. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge. For an explanation of how the Guaranteed Withdrawal Base is calculated, see “Optional Living Benefit Riders–Guaranteed Withdrawal
Base.”

Because an election to Reset the MGWB rider may have the effect of increasing the Guaranteed Withdrawal
Base, and because the charge for the MGWB rider is based upon the Guaranteed Withdrawal Base, an election to Reset the MGWB rider may result in higher charges (as expressed in dollars) even if we have not raised the percentage charge. See “Optional Living Benefit Riders–Minimum Guaranteed Withdrawal Benefit Rider.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the mortality and expense risk charge, the contract charge, or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is offered;
  The type and frequency of administrative and sales services provided;
  The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees;
  Any other circumstances which reduce distribution or administrative expenses; or
  Regulatory requirements.

PRO.120636-08

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances.

FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the
Company and its affiliates, for administrative and contract owner services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

PRO.120636-08

Revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2007, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	Columbia Wanger Asset Management	5.	Pioneer Investments
2.	Franklin Templeton Investments	6.	Oppenheimer Funds
3.	PIMCO Funds	7.	Lord Abbett Funds
4.	American Funds

Some of the fund families listed above may not have paid any such amounts in 2007. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-
branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds” (including the ING Solution and ING VP Strategic Allocation portfolios) or “Master-Feeder” funds (including the ING Fidelity VIP Portfolios). The funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0.0% to 4.0%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your contract value or from purchase payments to the contract at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the contract value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

PRO.120636-08

Your Contract Value

During the accumulation phase your contract value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar value of amounts invested in the fixed interest options, including interest earnings to date; plus
  The current dollar value of amounts equal to the outstanding loan balance that is segregated as security for a loan; less
  Prior withdrawals (including early withdrawal charges); less
  Applicable taxes.

Subaccount Accumulation Units. When you select a fund as an investment option, you invest in “accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses and the mortality and expense risk charges. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charges and any other fees deducted daily from investments in the separate account, if any. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock
Exchange are $10 for Subaccount A and $20 for Subaccount B. Your contract is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5,000.		$5,000 Purchase Payment
Step 1 ||
ReliaStar Life Insurance Company
Step 2:			Step 2 ||
A.	You direct us to invest $3,000 in Fund A. The
	purchase payment purchases 300 accumulation units		Separate Account N
of Subaccount A ($3,000 divided by the current $10
AUV).
B.	You direct us to invest $2,000 in Fund B. The	Subaccount A	Subaccount B	Etc.
	purchase payment purchases 100 accumulation units	300	100
	of Subaccount B ($2,000 divided by the current $20	accumulation	accumulation
	AUV).	units	units
		||	Step 3	||
Step 3: The separate account purchases shares of the
applicable funds at the then current market value (net		Mutual Fund A		Mutual Fund B
asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Contract. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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Taxes, Fees and
Deductions
Amounts withdrawn may
be subject to one or more
of the following:

  Early Withdrawal Charge (see “Fees–Early Withdrawal Charge”)
  Administrative Expense Charge (see “Fees– Administrative Expense Charge”)
  Annual Contract Charge (see “Fees–Annual Contract Charge”)
  Partial Withdrawal Processing Fee (see “Fees–Early Withdrawal Charge”)
  Redemption Fees (see “Fees–Redemption Fees”)
  Tax Penalty (see “Taxation”)
  Tax Withholding (see “Taxation”)
  Optional Living Benefit Rider Charges (see “Fees–Optional Living Benefit Rider Charges) (Transfer Premium Series Contracts Only)”)
  Optional Death Benefit Rider Charges (see “Fees–Optional Death Benefit Rider Charges”)

To determine which may
apply to you, refer to the
appropriate sections of this
prospectus, contact your
sales representative or call
us at the number listed in
“Contract Overview–
Questions: Contacting the
Company.”

Withdrawal Value: Your
contract value less any
outstanding loan balance
and any applicable early
withdrawal charges.

Withdrawals

Subject to any applicable retirement plan or Tax Code restrictions (see
“Withdrawal Restrictions” below), you may withdraw all or a portion of your withdrawal value invested in the subaccounts at any time during the accumulation phase. Withdrawals from amounts in the fixed interest options may be subject to additional restrictions. See “Appendix I–Fixed Accounts.” If you have purchased the MGWB rider, see “Optional Living Benefit Riders.”

Steps for Making A Withdrawal

Select the withdrawal amount.

(1)	Full Withdrawals: You will receive your withdrawal value, reduced by any applicable tax, redemption fees, annual contract charge, administrative expense charge, and optional death benefit rider and optional living benefit charges.

(2)	Partial Withdrawals: You may request withdrawal of either:

A gross amount, in which case the applicable early withdrawal charge,

redemption fees, and taxes will be deducted from the gross amount requested; or

  A specific amount after deduction of the applicable early withdrawal charge, redemption fess, and taxes.

Requests for partial withdrawals are subject to the following conditions:

  The minimum amount of any partial withdrawal must be $1,000;
  The contract value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;
  We may charge a processing fee of $25 or, if less, 2.0% of the amount withdrawn;
  Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have a contract value; and
  You must properly complete a disbursement form and deliver it to our Administrative Service Center.

Withdrawal Restrictions.
Some plans may have other limits on withdrawals, other than or in addition to those listed below.

Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:

(1) Salary reduction contributions made after December 31, 1988; and

(2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Effective January 1, 2009, the new 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Taxation of Qualified Contracts–Distributions–403(b) Plans.

Participants in the Texas Optional Retirement Program. You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.

PRO.120636-08

Calculation of Your Withdrawal. We determine your contract value every normal business day that the New York
Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your contract value as of the next valuation date after we receive a request for withdrawal in good order at our Administrative Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Loans

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the qualified plan for which the contract is issued (where applicable), a loan may be available from the contract value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Additional restrictions may apply under the
Tax Code, your plan or due to our administrative practices or those of a third party administrator selected by your plan sponsor. Loans are not allowed from nonqualified contracts, IRA, or Roth IRA contracts. We reserve the right not to grant a loan request if you have an outstanding loan in default.

If you purchase the MGAB rider, loans may adversely impact the additional amount paid under the rider, and there may be adverse tax consequences from taking a loan while the rider is in effect. Loans are not available if you have purchased the MGWB rider. Please consult with a qualified financial or tax adviser.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative
Service Center. Read the terms of the loan agreement before submitting any request.

Charges. Loans may be subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

Systematic Withdrawals

A systematic withdrawal is a series of automatic partial withdrawals from your contract based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the contract value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

Systematic Withdrawal Availability. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematic withdrawal options from time to time.

Requesting a Systematic Withdrawal. To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative at the number listed in “Contract Overview–Questions: Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our Administrative
Service Center.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age
59½ may also be subject to a 10% federal tax penalty. If you are concerned about tax implications, consult a qualified tax adviser.

Features of a Systematic
Withdrawal
A systematic withdrawal
allows you to receive
regular payments from your
contract without moving
into the income phase. By
remaining in the
accumulation phase, you
retain certain rights and
investment flexibility not
available during the income
phase. Because the contract
remains in the accumulation
phase, all accumulation
phase charges continue to
apply.

PRO.120636-08

Death Benefit

This section provides
information about the death
benefit during the accumulation
phase. For death benefit
information applicable to the
income phase, see “The Income
Phase.”

Terms to Understand

Annuitant(s): The person(s) on
whose life(lives) or life
expectancy(ies) the income
phase payments are based.

Beneficiary(ies): The person(s)
or entity(ies) entitled to receive
death benefit proceeds under the
contract.

Contingent Beneficiary: The
person(s) or entity(ies)
designated to receive death
benefit proceeds under the
contract if no beneficiary is alive
when the death benefit is due.

Death Benefit Valuation Date:
The valuation date following the
date we receive both proof of
your death and the beneficiary’s
written request in a form which
we approve for either a lump
sum payment or an income
phase payment option. Please
contact our Administrative
Service Center to learn what
information is required for a
request for payment of the death
benefit to be in good order.
Generally, a request is
considered to be in “good order”
when it is signed, dated and
made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out.

Definitions. The following terms are used in this section:

Adjusted Purchase Payment Total. An amount equal to the amount of the first purchase payment, plus subsequent purchase payments, minus a pro-
rata share of partial withdrawals. For each partial withdrawal, the Adjusted
Purchase Payment Total is reduced pro-rata by multiplying it by the fraction of A divided by B (A/B), where:

1.	A is the contract value immediately after a partial withdrawal; and

2.	B is the contract value immediately before a partial withdrawal.

Highest Anniversary Value. An amount calculated under the Annual
Stepped Up Death Benefit. On the date the contract is issued, it is equal to the initial purchase payment. Thereafter, the Highest Anniversary Value is calculated on each contract anniversary and is increased by the amount of each subsequent purchase payment and reduced pro-rata for each subsequent partial withdrawal. The pro-rata adjustment for each partial withdrawal is equal to the Highest Anniversary Value as of that date, multiplied by the fraction A divided by B, (A/B), where:

1.	A is the contract value immediately after a partial withdrawal; and

2.	B is the contract value immediately before a partial withdrawal.

On each contract anniversary prior to the contract owner’s 81st birthday, the Highest Anniversary Value will be equal to the greater of the current
Highest Anniversary Value or the contract value on the date of the contract anniversary. After you reach your 81st birthday, the Highest Anniversary
Value will be the Highest Anniversary Value that was calculated on the last contract anniversary prior to your 81st birthday.

The following example illustrates the application of the Highest
Anniversary Value.

If your initial purchase payment is $100,000, then your Highest
Anniversary Value initially is $100,000. If on your next contract anniversary your contract value has grown to $115,000 and no additional premium or partial withdrawals occurred, then your Highest Anniversary
Value is reset to $115,000, as long as you are under age 81. If you then submit a $5,000 premium deposit, your Highest Anniversary Value is adjusted upward by $5,000 to $120,000. If in the same year you then request a $40,000 withdrawal and your contract value has increased to
$125,000 (but your Highest Anniversary Value is still $120,000), then:

A = $125,000 - $40,000 = $85,000
B = $125,000
A/B = $85,000/$125,000 = 0.68

Therefore your Highest Anniversary Value after the withdrawal is $120,000
x 0.68, or $81,600.

If on your next contract anniversary your contract value has grown to $90,000 and no additional premium or partial withdrawals occurred, then your Highest Anniversary Value is reset to $90,000, unless you are age 81 or older.
Once you turn age 81 your Highest Anniversary Value is locked in and will not continue to reset.

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder dies, or in the case of a contract owned by a non-natural person, like a trust, when the annuitant dies. The amount of the death benefit is determined on the Death Benefit Valuation Date (see sidebar), which is generally the next time we value your contract following the date on which we receive proof of death and a payment request in good order. Until we receive proof of death and a request for payment from the beneficiary, contract value will remain invested as at the time of your death, and no distribution will be made.

PRO.120636-08

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists, or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate. If you have a nonqualified contract and there are joint owners, death benefit proceeds are paid first to the surviving joint owner. If there is no surviving joint owner, then death benefit proceeds are payable to the beneficiaries you have named as described above. In addition, for nonqualified contracts, if the designated beneficiary is the contract owner’s surviving legal spouse, the surviving legal spouse has the option to continue the contract as the contract owner.

Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see “Contract Overview–Questions: Contacting the Company”), we
will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

Standard Death Benefit

If you (for contracts owned by a natural person), or the annuitant (for contracts owned by a non-natural person) die prior to the income phase, the person you have chosen to be your beneficiary will receive a death benefit. The death benefit will be the contract value less any outstanding loan.

For contracts owned by a natural person, if the annuitant dies and is not the same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable. However, in that situation the contract owner may surrender the contract, subject to any applicable withdrawal charges.

Death Benefit Riders. There are two death benefit riders available under the contract, the Return of Purchase
Payment Death Benefit Rider and the Annual Stepped Up Death Benefit Rider. There is an additional charge for the
Return of Purchase Payment and Annual Stepped Up Death Benefit Riders, and you may only elect one of the riders.

For contracts owned by a natural person, if the annuitant dies and is not the same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable. However, in that situation, the contract owner may surrender the contract, subject to any applicable withdrawal charges.

Return of Purchase Payment Death Benefit Rider

Charge. There is an extra charge if you elect the Return of Purchase Payment Death Benefit Rider, equal to 0.05%
annually of your average daily separate account contract value. This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s proportionate percentage of the total separate account contract value as of the valuation date immediately preceding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

Election. The Return of Purchase Payment Death Benefit Rider may be elected only on the date the contract is issued, and will remain in effect until:

1.	The entire withdrawal value of the contract is withdrawn;

2.	Death benefit proceeds become payable under the contract;

3.	The contract is terminated in accordance with its provisions; or

4.	Income phase payments begin.

Death Benefit Amount. If you elect the Return of Purchase Payment Death Benefit Rider, the amount of the death benefit is the greater of A or B, less any outstanding loan balance, where:

1.	A is the contract value on the Death Benefit Valuation Date; and

2.	B is the Adjusted Purchase Payment total.

PRO.120636-08

Annual Stepped Up Death Benefit Rider

Charge. There is an extra charge if you elect the Annual Stepped Up Death Benefit Rider, equal to 0.25% annually of your average daily separate account contract value. This charge is deducted quarterly and upon full withdrawal of the contract from the subaccounts in proportion to each available subaccount’s proportionate percentage of total separate account contract value as of the valuation date immediately preceding the date of deduction. Upon full withdrawal of the contract, we will deduct the fee that has accumulated since the last quarterly charge.

Election. The Annual Stepped Up Death Benefit Rider may be elected only on the date the contract is issued, and will remain in effect until:

1.	The entire withdrawal value of the contract is withdrawn;

2.	Death benefit proceeds become payable under the contract;

3.	The contract is terminated in accordance with its provisions; or

4.	Income phase payments begin.

Death Benefit Amount. If you elect the Annual Stepped Up Death Benefit Rider, the amount of the death benefit is equal to the greater of A, B, or C (less any outstanding loan balance), where:

A is the contract value on the Death Benefit Valuation Date; and
B is the Adjusted Purchase Payment Total; and
C is the Highest Anniversary Value.

Payment of the Death Benefit Before Income Phase Payments Begin:

The beneficiary may choose one of the following three methods of payment:

1.	Receive a lump sum payment; or

2.	Apply some or all of the death benefit to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or

3.	Any other distribution method acceptable to us.

The timing and manner of payment are subject to the Tax Code’s distribution rules (see “Taxation”). In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire contract value must be distributed within five years of the contract holder’s or annuitant’s date of death. An exception to this provision for nonqualified contracts applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract. Please see your contract for more details.

Requests for payment of the death benefit in a lump-sum will be paid within seven days following the next valuation date after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See
“Taxation.”

PRO.120636-08

The Income Phase

During the income phase you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section); and
  Choice of fixed, variable or a combination of both fixed and variable payments.

Your contract will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected a required minimum distribution method, we will provide an income phase payment option to you at age 85, unless you notify us otherwise in writing. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender (under some contracts), contract value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the available subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the
Statement of Additional Information. See “Contract Overview–Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate of
5.0% or 3.5% must also be selected. If you select a 5.0% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5.0%
annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5.0%, after deduction of fees.

If you select a 3.5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 3.5% annually, after deduction of fees.
Payment amounts will decline if the investment performance is less than 3.5%, after deduction of fees. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “Contract Overview–Questions: Contacting the Company.”

Minimum Payment Amounts. Income phase payments may be made monthly unless we agree to a different payment schedule. We reserve the right to change the frequency of either fixed or variable payments so that each payment will be at least $50 per month or $250 per year. We reserve the right to increase the minimum first payment amount, if allowed by state law, based on increases reflected in the consumer price index urban (CPI-U)
since July 1, 1993.

If the contract value less any outstanding loan balance at the payment start date is less than $2,000, you will receive one lump-sum payment and the contract will be cancelled.

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, your income phase payment start date must be the first business day of any calendar month. The start date must be at least 12 months after the issue date. If you do not select a start date, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

PRO.120636-08

For 403(b) and IRA contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.40% on an annual basis, will be deducted from amounts held in the subaccounts.

This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We do not deduct an early withdrawal charge for amounts applied to income phase payments.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our administrative service center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase. We do not charge a withdrawal charge for amounts applied to income phase payments.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

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Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

(a) When you select this option you choose for 100%, 66 % or 50% of the payment to continue to the surviving annuitant after the first death; or (b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the death of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Cash Refund Option (fixed payment only) Life Income- Two Lives- Cash Refund Option (fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Length of Payments: For as long as either annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options

Nonlifetime- Guaranteed Payments*

Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees–Early
Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview–Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5.0%
assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.120636-08

Contract Distribution

General

Our affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING Financial
Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial
Advisers is also a member of the Financial Industry Regulatory Authority (“FINRA”) and the Securities Investor
Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way,
Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or of other broker-dealers that have entered into selling arrangements with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contract as “distributors.” All registered representatives selling the contract must be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.
Directed Services LLC
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING DIRECT Securities, Inc.
ING Financial Markets LLC
ING Financial Partners, Inc.

ING Funds Distributor, LLC
ING Investment Management Services LLC
ING Private Wealth Management LLC
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
ShareBuilder Securities Corporation
Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum amount that may be paid with respect to a given purchase payment ranges from 0.0% to a maximum of 5.40% of the payments to a contract. Asset-based compensation of up to 1.0% may also be paid.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.
Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 5.40% of total premium payments. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisors, LLC and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum 5.40% commission rate noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers,
LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

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In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	ING Financial Partners, Inc.

2)	Lincoln Investment Planning, Inc.

3)	PlanMember Securities Corporation

4)	Great American Advisors, Inc.

5)	GLP Investment Services, LLC

6)	Linsco/Private Ledger Corp.

7)	Legend Equities Corporation

8)	Veritrust® Financial, L.L.C.

9)	Royal Alliance Associates, Inc.

10)	GWN Securities, Inc.

11)	Brecek & Young Advisors, Inc.

12)	T.S. Phillips Investments, Inc.

13)	AIG Financial Advisors Inc.

14)	Centaurus Financial, Inc.

15)	National Planning Corporation

16)	Pavek Investments, Inc.

17)	Lincoln Financial Advisors Corp.

18)	Sammons Securities Company, LLC

19)	cfd Investments, Inc.

20)	Securities America, Inc.

21)	Multi-Financial Securities Corporation

22)	Mutual Service Corporation

23)	InterSecurities, Inc.

24)	Raymond James Financial Services, Inc.

25)	USAllianz Securities Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be fifth on the list.

PRO.120636-08

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your contract are stated in your enrollment materials.

Third Party Compensation Arrangements.

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
  At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

Taxation

In this Section

I.	Introduction

II.	Taxation of Nonqualified

Contracts

III. Taxation of Qualified
Contracts

IV. Tax Consequences of Living
Benefits and Death Benefits

V.	Possible Changes in Taxation

VI.	Taxation of the Company

When consulting a tax adviser, be
certain that he or she has expertise
in the Tax Code sections
applicable to your tax concerns.

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-
qualified retirement arrangements.

For more comprehensive information contact the Internal Revenue Service
(IRS).

Types of Contracts: Nonqualified or Qualified
The contracts may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts). Nonqualified contracts are purchased with after-tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 403(b), 408 or 408A.

PRO.120636-08

II. Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution
Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contracts will qualify as annuity contracts for federal income tax purposes. In order to be eligible to receive deferral of taxation, the requirements listed below must be satisfied.

Investor Control. Although earnings under the contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which contract owners can direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the contract value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax.
When the contract owner is not a natural person, a change in annuitant is treated as the death of the contract owner.

Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. age 95) it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be
“adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817 -5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions
General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

PRO.120636-08

10% Penalty. A 10% penalty tax applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:

(a)	You have attained age 59½;

(b)	You have become disabled as defined in the Tax Code;

(c)	You (or the annuitant if the contract owner is a non-natural person) have died;

(d)	The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

(e)	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions other than income phase payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract”; and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a nonqualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax-reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as income phase payments. Please consult your tax adviser before electing partial annuitization.

Death Benefits. Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving income phase payments under the contract; or
  Before you begin receiving such distributions.

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If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium, (ii) with income phase payments starting within one year of the date of purchase, and (iii) that provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

III. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code section 403(b) plans, and as IRAs under Tax Code section 408 and Roth IRAs under Tax Code section 408A. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.120636-08

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan such as a 403(b) plan or an IRA under Tax Code sections 408 and 408A, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

In July 2007, the Treasury Department issued final regulations that are generally effective January 1, 2009. These final regulations may be relied upon prior to that date as long as reliance is on a reasonable and consistent basis.
We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The final regulations include: (a) a written plan requirement; (b) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (c) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate, and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the 403(b) plan sponsor can elect not to permit exchanges or transfers); and (d) new distribution rules for
403(b)(1) annuities that would impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish
Simplified Employee Pension (SEP) or Savings Incentive Match Plan for Employees (SIMPLE) plans to provide
IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

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Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

403(b) Plans. Total annual contributions by you and your employer cannot exceed, generally, the lesser of 100%
of your compensation or $46,000 (as indexed for 2008). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or
457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) plan to generally no more than
$15,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 403(b) plan may contribute an additional amount not to exceed the lesser of:

(a)	$5,000; or

(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a required public safety officer as defined in the Pension Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the contract owner or the joint life expectancy of the contract owner and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;

b)	You have become disabled, as defined in the Tax Code;

c)	You have died and the distribution is to your beneficiary;

d)	You have separated from service with the sponsor at or after age 55;

e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

g)	The distribution is made due to an IRS levy upon your plan;

h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

403(b) Plans. Distribution of certain salary reduction contributions and earning on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. (See “Withdrawals–Withdrawal Restrictions.”) Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, the new
403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless an exception applies. In general, except for the exception for separation from service, the exceptions for 403(b) plans listed above also apply to distributions from an IRA including the qualified reservist distribution. The 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

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Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, except for the exception for separation from service, the exceptions for 403(b) plans listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act
provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (403(b) plans and IRAs). In addition, the 20%
mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-
year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Section 403(b) Plans and IRAs only)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;
  The time period in which all amounts in your contract(s) must be distributed; and
  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

  The contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
  Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.
  Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 403(b) Plans, IRAs, and Roth IRAs)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed to the designated beneficiary by
December 31, 2013. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date.
The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

IV. Tax Consequences of Living Benefits and Death Benefits

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under a minimum guaranteed withdrawal benefit rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

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Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB rider or the MGAB rider could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Enhanced Death Benefits. The contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract holders, and the presence of the death benefit could affect the amount of required minimum distributions.

Finally, certain charges are imposed with respect to some of the available death benefits. It is possible these charges
(or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

V. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts.
In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Other Topics

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  standardized average annual total returns; and
  non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

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Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual contract charges, administrative expense charges, death benefit rider charges, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your contract value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Addition, Deletion or Substitution of Fund Shares

The Company, in its sole discretion, reserves the following rights:

  The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract owners on a basis to be determined by the Company.
  The Company may, in its sole discretion, eliminate one or more subaccounts, or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.
  If the shares of a fund are no longer available for investment or if in the Company’s judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

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  The Company may restrict or eliminate any voting privileges of contract owners or other persons who have voting privileges as to the separate account.
  The Company may make any changes required by the 1940 Act.
  In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

The Company’s reservation of rights is expressly subject to the following when required:

  Applicable Federal and state laws and regulations.
  Notice to contract owners.
  Approval of the SEC and/or state insurance authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief.

Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.
ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation day when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:

  The entire withdrawal value is withdrawn on or before income phase payments begins; or
  The contract value is paid in a lump sum as a death benefit before income phase payments being; or
  If permitted by law, the outstanding loan balance equals or exceeds the contract value, less applicable withdrawal charges.

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In addition, we may terminate the contract by payment of the current withdrawal value if:

  You have not made any purchase payments for a period of two years; and
  The guaranteed monthly benefit under the life annuity with payments for 10 or 20 years would be less than $20 per month when you reach age 71, or at the end of twelfth contract year, whichever is later, provided that such amounts are not solely a result of negative investment performance.

Reports to Contract Owners

At least once in each contract year we will mail you, at the last known address of record, a statement of your contract value. Written confirmation of every financial transaction made under the contract will be made immediately; however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “Contract Overview–Questions:
Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

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Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	4
Income Phase Payments	4
Sales Material and Advertising	6
Independent Registered Public Accounting Firm	6
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

You may request an SAI by calling our Administrative Service Center at the number listed in “Contract Overview–
Questions: Contacting the Company” or by returning this request to our Administrative Service Center at the address listed in “Contract Overview–Questions: Contacting the Company.”

Your name

Address

City
__________________________________
State
_________________
Zip
______________

Please send me a copy of the Separate Account N ING Encore/ING Encore Flex Statement of Additional
Information.

No person is authorized to give any information or to make any representations other than those contained in this prospectus or accompanying fund prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

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Appendix I
The Fixed Accounts

General Disclosure.

  Fixed Account D (for flexible premium series contracts only) and the DCA Fixed Account (collectively, the fixed accounts) are investment options that may be available during the accumulation phase.
  Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.
  All or a portion of your purchase payments may be allocated to the fixed accounts.
  Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.
  Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
  Additional information about the fixed accounts may be found in the contracts. Additional information about the DCA Fixed Account may also be found in the program application.

Interest Rates.

Fixed Account D. Fixed Account D has an interest rate that is set periodically by the Company. Interest will be credited and compounded daily using the daily equivalent of effective yearly interest rates, which is the yield resulting after interest has compounded daily for a full year.

We guarantee an effective yearly interest rate that complies with the nonforfeiture law that is in effect on the issue date for the state in which the contract was delivered. In no circumstance will the effective yearly interest rate be less than the guaranteed minimum interest rate.

We may credit interest in excess of the guaranteed rate. Any interest in excess of the guaranteed rate will be declared at the beginning of the period for which it is payable. In setting interest rates, we may consider many factors, including but not limited to, investment yields rates, taxes, competitive factors, desired margins, contract persistency, and other experience factors. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

DCA Fixed Account. The DCA Fixed Account has an interest rate that is set periodically by the Company. Interest will be credited and compounded daily using the daily equivalent of effective yearly interest rates, which is the yield resulting after interest has compounded daily for a full year. The annual minimum guaranteed interest rate will apply to all amounts held in the DCA Fixed Account during the calendar year.

The interest rate earned on the DCA Fixed Account will be the minimum guaranteed interest rate plus any additional interest, which we may declare from time to time. In no circumstance will the effective yearly interest rate be less than the guaranteed minimum interest rate.

A purchase payment allocated to a DCA term will be credited with interest at the rate in effect at the start of the
DCA term. That rate will remain in effect for the remaining balance of that purchase payment until the DCA term ends. Subsequent purchase payments into the same DCA term earn interest at the then current interest rate applied to new allocations to a DCA term of the same duration. There may be different interest rates for different DCA terms. DCA terms of the same duration may have different interest rates depending on when the DCA term began.

Interest rates are set at our complete discretion. The DCA Fixed Account may credit a different interest rate(s) than other fixed accounts we may offer under the contract. In setting interest rates, we may consider many factors, including but not limited to, investment yields rates, taxes, competitive factors, desired margins, contract persistency, and other experience factors. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

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Transfers.

Fixed Account D. During the accumulation phase period, amounts in Fixed Account D may be reallocated at any time to the subaccounts, subject to the following requirements:

Each rolling 12-month period, twenty percent (20%) may be transferred from Fixed Account D to the subaccounts.
The amount available for transfer during any contract year is based on the contract value in Fixed Account D as of the date we receive the transfer request in good order at our administrative service center, reduced by any amount withdrawn, transferred, taken as a loan, or used to purchase income phase payments during the 12 months prior to the transfer request. In addition, we reserve the right to reduce the amount available for transfer by amounts withdrawn under a systematic withdrawal option. We may, on a non-discriminatory basis, allow transfers of a larger percentage.

Twenty percent of the amount in Fixed Account D may be transferred in each of four consecutive 12 month periods and the balance reallocated in the fifth 12-month period subject to the following conditions:

1.	During the five-year period, no additional amounts are allocated to or reallocated from Fixed Account D;

2.	We will include any amounts reallocated, taken as a loan, or used to purchase income phase payments during the prior 12-month period when calculating the 20% amount; and

3.	We reserve the right to include amounts paid under a systematic withdrawal option when calculating the 20% amount.

We reserve the right to waive the transfer limit when the amount in Fixed Account D is less than $2,000. We may, on a non-discriminatory basis, allow transfers of a larger percentage.

No transfers to or from Fixed Account D are allowed after the beginning of the income phase. See also the
“Transfers Among Investment Options” section.

DCA Fixed Account. Transfers from the DCA Fixed Account are only allowed pursuant to the dollar cost averaging program. See “The Dollar Cost Averaging Program” in the “Transfers Among Investment Options”
section.

Withdrawals.

Fixed Account D. The contract owner may request a full or partial withdrawal from Fixed Account D. Partial withdrawals from the contract will be made on a pro rata basis from each subaccount and fixed account. If another method of allocation is desired, you must request it in writing to us. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as otherwise provided by law.

While the value of purchase payments allocated to Fixed Account D is included in the calculation of the withdrawal charge upon a partial or full withdrawal of contract value, we will not apply a withdrawal charge to the portion of the contract value allocated to Fixed Account D. We will calculate the amount of the withdrawal charge waived by multiplying the withdrawal charge by the percentage that the amount withdrawn from Fixed Account D bears to the total amount withdrawn.

Partial Withdrawals. Each 12-month period, twenty percent (20%) may be withdrawn from Fixed Account D. The amount available for withdrawal is based on the contract value in Fixed Account D as of the date we receive the withdrawal request in good order at our administrative service center, reduced by the amount withdrawn, reallocated, taken as a loan, or used to purchase income phase payments during the contract year. In addition, we reserve the right to reduce the amount available by deducting any amount withdrawn under a systematic distribution option.

PRO.120636-08

Full Withdrawals. The contract owner may withdraw the full amount from Fixed Account D. When we receive a request for a full withdrawal, no additional transfers, partial withdrawals or loans are allowed. The withdrawal is paid as follows:

1.	One-fifth of the contract value in Fixed Account D as of the date we receive the withdrawal request at our administrative service center, reduced by the amount, if any, transferred, withdrawn, taken as a loan, or used to purchase income phase payments during that contract year; then

2.	One-fourth of the remaining amount 12 months later; then

3.	One-third of the remaining amount 12 months later; then

4.	One-half of the remaining amount 12 months later; then

5.	The balance of the contract value in Fixed Account D 12 months later.

When we receive a request for a full withdrawal, no additional transfers, partial withdrawals or loans are allowed.
The contract owner may cancel a full withdrawal request from Fixed Account D at any time.

Waiver of Full and Partial Withdrawal Restrictions. Full and partial withdrawal restrictions are waived when the withdrawal is:

1.	Due to the contract owner’s death during the accumulation phase, and the withdrawal is made within six months of the date of death;

2.	Used to purchase income phase payments on a life contingent basis or for a stated period on a fixed only basis;

3.	Due to disability, extended confinement, or terminal illness within the meaning of the Tax Code, subject to the provisions regarding waiver of the withdrawal charge;

4.	Due to separation from service with your employer after age 55 (available beginning five years from the issue date) (for 403(b) contracts only).

5.	To satisfy minimum distribution requirements; or

6.	Due to other conditions as we may allow without discrimination.

Not all waivers may be available in all states. Refer to your contract for a description of available waivers.

DCA Fixed Account. Amounts withdrawn from the DCA Fixed Account are subjected to the applicable withdrawal charge. See “Fees” and “Withdrawals.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks.
We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the DCA Fixed Account will be reduced by any early withdrawal charge (as applicable) and annual contract charge (see “Fee Table” and “Fees”).

Interest on Death Benefit. Any death benefit paid from amounts invested in Fixed Account D will include interest from the Death Benefit Valuation Date until the death benefit is paid at a rate not less then required by law.

Guarantee. We guarantee that the fixed contract value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts (as described above), less any charges for the optional death benefit riders or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

PRO.120636-08

Appendix II
Eligible Funds

If you have selected the MGAB rider or the MGWB rider, you must remain invested at all times in one or more of the following Eligible Funds in order to receive the benefits of these riders (other than during the free look period, when we may require you to invest in the money market option). Failure to remain so invested will result in the termination of the applicable rider, and no charges deducted under the rider will be refunded. Accordingly, you should not purchase one of these riders if you do not believe that you will be comfortable remaining invested in one or more of the following funds during the entire time the rider is in effect.

ING Solution Income Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio

PRO.120636-08

Appendix III
MGWB Rider Examples

The following examples have been provided to help illustrate how the Minimum Guaranteed Withdrawal Benefit rider works in certain circumstances. For the purpose of these illustrations, the “Cash Value after Purchase Payment or Withdrawal” has been selected in order to illustrate specific situations. We have noted where we have assumed market performance, both negative and positive. This assumed performance is illustrative only.

Example A: The following example illustrates the values of the Guaranteed Withdrawal Base, Annual Withdrawal
Amount and Remaining Guaranteed Balance on an initial purchase payment of $100,000:

Contract	Date	Purchase	Withdrawal	Cash Value	Guaranteed	Annual	Remaining
Year		Payment		after	Withdrawal	Withdrawal	Guaranteed
				Purchase	Base	Amount	Balance
Payment or
Withdrawal
1	01/01/08	$100,000	---	$100,000	$100,000	$5,000	$100,000

Example B: The following example illustrates the effect of subsequent purchase payments made during the first contract year, and assumes an investment return of $2,000 between 01/01/08 and 03/01/08:

Contract	Date	Purchase	Withdrawal	Cash Value	Guaranteed	Annual	Remaining
Year		Payment		after	Withdrawal	Withdrawal	Guaranteed
				Purchase	Base	Amount	Balance
Payment or
Withdrawal
1	03/01/08	$20,000	---	$122,000	$120,000	$6,000	$120,000

Example C:	The following example illustrates the effect of subsequent purchase payments made after the first contract year, and assumes an investment loss of $2,000 between 03/01/08 and 03/01/09:
Contract	Date	Purchase	Withdrawal	Cash Value	Guaranteed	Annual	Remaining
Year		Payment		after	Withdrawal	Withdrawal	Guaranteed
				Purchase	Base	Amount	Balance
Payment or
Withdrawal
2	03/01/09 $10,000		---	$130,000	$120,000	$6,000	$120,000

Example D: The following examples illustrate the effect of withdrawals that do not exceed the Annual Withdrawal
Amount, and assumes an investment loss of $3,000 between 03/01/09 and 02/01/10 and an additional investment loss of $1,500 between 02/01/10 and 04/01/10:

Contract	Date	Purchase	Withdrawal	Cash Value	Guaranteed	Annual	Remaining
Year		Payment		after	Withdrawal	Withdrawal	Guaranteed
				Purchase	Base	Amount	Balance
				Payment or
				Withdrawal
3	02/01/10	---	$4,000	$123,000	$120,000	$6,000	$116,000
3	04/01/10	---	$2,000	$119,500	$120,000	$6,000	$114,000

Example E: The following examples illustrate the effect of cumulative withdrawals that exceed the Annual
Withdrawal Amount, and assumes an investment loss of $10,500 between 04/01/10 and 07/01/11 and an additional investment loss of $4,000 between 07/01/11 and 08/01/11:

PRO.120636-08

Contract	Date	Purchase	Withdrawal	Cash Value	Guaranteed	Annual	Remaining
Year		Payment		after	Withdrawal	Withdrawal	Guaranteed
				Purchase	Base	Amount	Balance
				Payment or
				Withdrawal
4	07/01/11	---	$6,000	$103,000	$120,000	$6,000	$108,000
4	08/01/11	---	$5,000	$94,000	$94,000	$4,700	$94,000

The Guaranteed Withdrawal Base and Remaining Guaranteed Balance immediately following the excess withdrawal are reset to the lesser of the contract value immediately after the withdrawal ($94,000) or the Remaining
Guaranteed Balance immediately prior to the withdrawal less the withdrawal amount ($108,000 - $5,000 =
$103,000).

Example F: The following examples illustrate the effect of taking a required minimum distribution that exceeds the Annual Withdrawal Amount and assumes an investment return of $10,700 between 08/01/11 and 03/01/12 and an additional investment return of $1,000 between 03/01/12 and 09/01/12:

Contract	Date	Purchase	Withdrawal	Cash Value	Guaranteed	Annual	Remaining
Year		Payment		after	Withdrawal	Withdrawal	Guaranteed
				Purchase	Base	Amount	Balance
				Payment or
				Withdrawal
5	03/01/12	---	$4,700	$100,000	$94,000	$4,700	$89,300
5	09/01/12	---	$5,000	$96,000	$94,000	$4,700	$84,300

In this case the Guaranteed Withdrawal Base and Remaining Guaranteed Balance are not adjusted as they were in
Example E.

Example G: The following example illustrates the effect of the election of the Reset option on the 10th contract anniversary (or the beginning of contract year 11) and assumes an investment return of $10,700 between 09/01/12 and 05/01/13, an additional investment return of $9,700 between 05/01/13 and 05/01/14, a subsequent investment loss of $2,300 between 05/01/14 and 05/01/15, an additional investment return of $2,700 between 05/01/15 and
05/01/16, an additional investment return of $6,700 between 05/01/16 and 05/01/17, and an additional investment return of $2,000 between 05/01/17 and 01/01/18:

Contract	Date	Purchase	Withdrawal	Cash Value	Guaranteed	Annual	Remaining
Year		Payment		after	Withdrawal	Withdrawal	Guaranteed
				Purchase	Base	Amount	Balance
				Payment or
				Withdrawal
6	05/01/13	---	$4,700	$102,000	$94,000	$4,700	$79,600
7	05/01/14	---	$4,700	$107,000	$94,000	$4,700	$74,900
8	05/01/15	---	$4,700	$100,000	$94,000	$4,700	$70,200
9	05/01/16	---	$4,700	$98,000	$94,000	$4,700	$65,500
10	05/01/17	---	$4,700	$100,000	$94,000	$4,700	$60,800
11	01/01/18	---	---	$102,000	$102,000	$5,100	$102,000

If the contract has experienced market gains, they can be “locked in” by “Resetting” the Guaranteed Withdrawal
Base and Remaining Guaranteed Balance equal to contract value. This also increases the Annual Withdrawal
Amount.

Example H: The following example illustrates when a contract enters into Automatic Withdrawal Status and assumes the maximum annual withdrawal amount is withdrawn in years 11 through 24 and there is no investment gain or loss during that period.

PRO.120636-08

Contract	Date	Purchase	Withdrawal	Cash Value	Guaranteed	Annual	Remaining
Year		Payment		after	Withdrawal	Withdrawal	Guaranteed
				Purchase	Base	Amount	Balance
				Payment or
				Withdrawal
25	1/1/32	---	$5,100	$2,000	$102,000	$5,100	$25,500
26	1/1/33	---	$5,100	$0	$102,000	$5,100	$20,400
27	1/1/34	---	$5,100	$0	$102,000	$5,100	$15,300
28	1/1/35	---	$5,100	$0	$102,000	$5,100	$10,200
29	1/1/36	---	$5,100	$0	$102,000	$5,100	$5,100
30	1/1/37	---	$5,100	$0	$102,000	$5,100	$0

If contract value is not sufficient to satisfy the Annual Withdrawal Amount, as is the case in contract year 26, the rider is placed into Automatic Withdrawal Status. Automatic Periodic Payments equal to the Annual Withdrawal
Amount will continue to be paid until the Remaining Guaranteed Balance is reduced to zero. If death were to occur while in Automatic Withdrawal Status (contract years 26-30), Automatic Periodic Payments would cease and the
MGWB Death Benefit equal to the Remaining Guaranteed Balance will be paid as a single lump sum to the person entitled to death proceeds.

PRO.120636-08

Appendix IV
Fund Descriptions

List of Fund Name Changes

Current Fund Name
ING BlackRock Global Science and Technology Portfolio
ING Davis New York Venture Portfolio
ING Opportunistic Large Cap Growth Portfolio
ING Opportunistic Large Cap Value Portfolio

Former Fund Name
ING VP Global Science and Technology Portfolio
ING Davis Venture Value Portfolio
ING VP Growth Portfolio
ING VP Value Opportunity Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview–Questions,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
American Funds Insurance Series®	Capital Research and	Seeks growth of capital by investing primarily
– Growth Fund	Management Company	in U.S. common stocks.
American Funds Insurance Series®	Capital Research and	Seeks capital growth and income over time by
– Growth-Income Fund	Management Company	investing primarily in U.S. common stocks and
other securities that appear to offer potential for
capital appreciation and/or dividends.
American Funds Insurance Series®	Capital Research and	Seeks growth of capital over time by investing
– International Fund	Management Company	primarily in common stocks of companies
based outside the United States.
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust –	Services, LLC
Franklin Small Cap Value
Securities Fund
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Large Company Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)

PRO.120636-08

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)
ING Investors Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Global Science and
Technology Portfolio	Subadviser: BlackRock
Advisors, LLC
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser: BlackRock
Investment
Management, LLC
ING Partners, Inc. – ING Davis New	Directed Services LLC	A non-diversified portfolio that seeks long-term
York Venture Portfolio		growth of capital.
Subadviser: Davis
Selected Advisers, L.P.
(Davis)
ING Partners, Inc. – ING Fidelity®	Directed Services LLC	Seeks long-term capital appreciation.
VIP Contrafund® Portfolio*
Investment Adviser to
the Master Fund:
* Fidelity and Contrafund are registered	Fidelity Management &
trademarks of FMR Corp.	Research Company
(FMR)
ING Partners, Inc. – ING Fidelity®	Directed Services LLC	Seeks reasonable income. Will also consider
VIP Equity-Income Portfolio		the potential for capital appreciation. The
	Investment Adviser to	Portfolio’s goal is to achieve a yield that
	the Master Fund:	exceeds the composite yield on the securities
	Fidelity Management &	comprising the S&P 500 Index.
Research Company
(FMR)
ING Partners, Inc. – ING Fidelity®	Directed Services LLC	Seeks capital appreciation.
VIP Growth Portfolio
Investment Adviser to
the Master Fund:
Fidelity Management &
Research Company
(FMR)
ING Partners, Inc. – ING Fidelity®	Directed Services LLC	Seeks long-term growth of capital.
VIP Mid Cap Portfolio
Investment Adviser to
the Master Fund:
Fidelity Management &
Research Company
(FMR)

PRO.120636-08

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust - ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
* FMRSM is a service mark of Fidelity	Management &
Management & Research Company.	Research Co.
ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING	Directed Services LLC	Seeks growth from capital appreciation.
JPMorgan Mid Cap Value
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
(JPMIM)
ING Investors Trust - ING Julius	Directed Services LLC	Seeks long-term growth of capital.
Baer Foreign Portfolio
Subadviser: Julius Baer
Investment
Management, LLC
ING Partners, Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)
ING Investors Trust - ING Legg	Directed Services LLC	A non-diversified portfolio that seeks long-term
Mason Value Portfolio		growth of capital.
Subadviser: Legg
Mason Capital
Management, Inc.
ING Investors Trust – ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Affiliated Portfolio		secondarily, current income.
Subadviser: Lord,
Abbett & Co. LLC
ING Investors Trust - ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust - ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts Financial	capital. Secondarily seeks reasonable
	Services Company	opportunity for growth of capital and income.
ING Partners, Inc. – ING OpCap	Directed Services LLC	Seeks capital growth, and secondarily,
Balanced Value Portfolio		investment income.
Subadviser:
Oppenheimer Capital
LLC (OpCap)

PRO.120636-08

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds, Inc.
(Oppenheimer)
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Strategic Income		derived from interest on debt securities.
Portfolio	Subadviser:
OppenheimerFunds, Inc.
(Oppenheimer)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital through investment in a
Opportunistic Large Cap Growth		diversified portfolio consisting primarily of
Portfolio	Subadviser: ING	common stocks and securities convertible into
	Investment Management	common stocks believed to offer growth
	Co.	potential.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic Large Cap Value		investment in a diversified portfolio of
Portfolio	Subadviser: ING	common stocks.
Investment Management
Co.
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment Management
Company LLC
(PIMCO)
ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income. The Portfolio’s
	Management, Inc.	investment objective is not fundamental and
may be changed without a shareholder vote.
ING Partners, Inc. – ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
	Consultant: ING	asset allocation targeted to retirement.
Investment Management
Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2015 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment Management	retirement in approximately 2015. On the
	Co.	Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

PRO.120636-08

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2025 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment Management	retirement in approximately 2025. On the
	Co.	Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2035 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment Management	retirement in approximately 2035. On the
	Co.	Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2045 Portfolio		Portfolio will seek to provide total return
	Consultant: ING	consistent with an asset allocation targeted at
	Investment Management	retirement in approximately 2045. On the
	Co.	Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.
ING Investors Trust - ING Stock	Directed Services LLC	Seeks total return.
Index Portfolio
Subadviser: ING
Investment Management
Co.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel,
LLC (Templeton)

PRO.120636-08

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP Financial Services Portfolio
Subadviser: ING
Investment
Management Co.
ING Variable Funds – ING VP	ING Investments, LLC	Seeks to maximize total return through
Growth and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.
ING Investors Trust – ING VP	ING Investments, LLC	Seeks to outperform the total return
Index Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk.
B.V.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.
ING VP Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent with
Portfolio		reasonable risk, through investment in a
	Subadviser: ING	diversified portfolio consisting primarily of
	Investment	debt securities.
Management Co.

PRO.120636-08

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP International Value Portfolio
Subadviser: ING
Investment
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP MidCap Opportunities
Portfolio	Subadviser: ING
Investment
Management Co.
ING VP Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments. There is no guarantee
	Management Co.	that the ING VP Money Market Subaccount
will have a positive or level return.
ING Variable Products Trust – ING	ING Investments, LLC	A non-diversified portfolio that seeks total
VP Real Estate Portfolio		return. This objective is not fundamental and
	Subadviser: ING	may be changed without a shareholder vote.
Clarion Real Estate
Securities L.P.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
VP Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks and securities of companies with smaller
	Investment	market capitalizations.
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP SmallCap Opportunities
Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return consistent with
Inc. – ING VP Strategic		preservation of capital.
Allocation Conservative Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING VP Strategic
Allocation Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING VP Strategic		capital appreciation, both realized and
Allocation Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.

PRO.120636-08

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Oppenheimer Variable Account	OppenheimerFunds,	Seeks capital appreciation.
Funds – Oppenheimer Main	Inc.
Street Small Cap Fund® /VA
PIMCO Variable Insurance Trust -	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC (PIMCO)	investment management.
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks to maximize total return through a
Pioneer High Yield VCT Portfolio	Management, Inc.	combination of income and capital
appreciation.
Wanger Advisors Trust - Wanger	Columbia Wanger	A non-diversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.
Wanger Advisors Trust - Wanger	Columbia Wanger	Seeks long-term growth of capital.
U.S. Smaller Companies*	Asset Management,
L.P.
*Effective June 1, 2008, Wanger U.S. Smaller
Companies will change its name to
Wanger USA.

PRO.120636-08

APPENDIX V
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following table gives (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2007, the “Value at beginning of period” shown is the value at first date of investment.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2007	2006	2005
AMERICAN FUNDS – GROWTH FUND (Funds were first received in this option during May 2007) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$10.02 $10.36 210,863
AMERICAN FUNDS – GROWTH INCOME FUND
(Funds were first received in this option during May 2007)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.15 $9.80 167,550
AMERICAN FUNDS – INTERNATIONAL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$9.99 $10.87 163,636
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.66 $12.18 137,667	$10.97 $12.66 98,655	$9.89 $10.97 23,199
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.92 $11.52 931	$10.28 $11.92 501
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.53 $11.99 1,831	$11.00 $12.53 680	$9.92 $11.00 364

CFI 1

Condensed Financial Information (continued)

	2007	2006	2005
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.11 $12.67 8,986	$10.66 $12.11 3,870	$10.18 $10.66 45
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$12.46 $14.62 24,876	$11.78 $12.46 17,294	$10.69 $11.78 6,906
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.03 $9.75 3,955
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.80 $12.12 1,487	$10.96 $11.80 189
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.75 $14.69 73,983	$11.63 $12.75 50,276	$10.91 $11.63 869
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.44 $12.39 17,480	$10.55 $12.44 7,492	$10.32 $10.55 584
ING FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.08 $13.80 1,040	$10.58 $11.08 431	$10.69 $10.58 12
ING FIDELITY® VIP MIDCAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$13.11 $14.86 21,029	$11.85 $13.11 15,069	$11.07 $11.85 135
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$9.93 $11.24 431	$10.06 $9.93 1

CFI 2

Condensed Financial Information (continued)

	2007	2006	2005
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.25 $14.23 659,309
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$13.35 $14.45 4,830	$11.66 $13.35 1,675
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.48 $12.59 13,823	$10.86 $12.48 6,762	$10.11 $10.86 915
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$14.83 $16.99 27,854	$11.65 $14.83 14,960	$10.02 $11.65 555
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.07 $11.68 793	$11.48 $12.07 842
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.10 $10.28 3,285	$10.53 $11.10 2,543
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.78 $11.09 61,711	$9.71 $10.78 11,156
ING MARSICO GROWTH PORTFOLIO (Funds were first received in this option during May 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$11.23 $12.63 1,992	$10.87 $11.23 926	$9.74 $10.87 445
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.24 $11.51 4,071	$10.48 $11.24 3,295

CFI 3

Condensed Financial Information (continued)

	2007	2006	2005
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.22 $10.63 199	$10.51 $11.22 139
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$13.47 $14.12 15,728	$11.61 $13.47 16,557	$11.13 $11.61 446
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.68 $11.44 29,016	$10.10 $10.68 13,772
ING OPPORTUNISTIC LARGE CAP GROWTH PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$11.04 $12.83 163,541
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.20 $12.39 84,679	$10.66 $12.20 94,171	$10.72 $10.66 101,315
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.33 $11.15 6,484	$10.07 $10.33 4,113	$10.12 $10.07 116
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$9.95 $9.22 231,438
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.56 $11.06 78,010	$10.04 $10.56 19,571
ING SOLUTION 2015 PORTFOLIO (Funds were first received in this option during April 2006) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$11.66 $12.02 7,270	$11.01 $11.66 6,260

CFI 4

Condensed Financial Information (continued)

	2007	2006	2005
ING SOLUTION 2025 PORTFOLIO (Funds were first received in this option during October 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$12.10 $12.48 48,711	$10.90 $12.10 48,990	$10.43 $10.90 240
ING SOLUTION 2035 PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$12.32 $12.92 2,980
ING SOLUTION 2045 PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$12.64 $13.33 66
ING SOLUTION INCOME PORTFOLIO (Funds were first received in this option during June 2006) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$10.90 $11.31 1,393	$10.18 $10.90 582
ING STOCK INDEX PORTFOLIO (Funds were first received in this option during June 2005) Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$11.91 $12.36 16,018	$10.46 $11.91 20,317	$10.01 $10.46 2,320
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.85 $13.21 964	$11.03 $11.85 813	$10.62 $11.03 328
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.14 $12.32 20,551	$10.35 $12.14 17,780	$9.92 $10.35 1,060
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.85 $12.81 2,591	$10.64 $11.85 1,269	$10.41 $10.64 586
ING THORNBURG VALUE PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$11.69 $12.34 171

CFI 5

Condensed Financial Information (continued)

	2007	2006	2005
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.20 $12.14 743	$10.81 $12.20 6
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.89 $11.46 16,090	$10.41 $11.89 6,113	$9.97 $10.41 101
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$11.93 $12.15 14,815	$10.76 $11.93 12,017	$10.22 $10.76 1,328
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.59 $12.71 3,076	$11.38 $12.59 2,152
ING VP FINANCIAL SERVICES PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$13.67 $11.80 18,554	$11.80 $13.67 22,461	$11.11 $11.80 7,610
ING VP GROWTH AND INCOME PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$12.16 $12.87 163,541
ING VP INDEX PLUS MIDCAP PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$17.69 $18.40 489,583	$16.39 $17.69 585,359	$14.95 $16.39 494,201
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.41 $10.88 131,885	$10.14 $10.41 73,223	$10.06 $10.14 2,362
ING VP INTERNATIONAL VALUE PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$25.99 $29.07 913,831	$20.36 $25.99 1,080,508	$18.87 $20.36 1,315,804
ING VP MIDCAP OPPORTUNITIES PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$7.44 $9.23 3,648,781	$7.00 $7.44 4,535,993	$6.44 $7.00 5,263,838

CFI 6

Condensed Financial Information (continued)

	2007	2006	2005
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$10.50 $10.89 15,002	$10.16 $10.50 22,725
ING VP REAL ESTATE PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$20.66 $17.08 202,489	$15.39 $20.66 239,614	$13.87 $15.39 156,809
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$13.02 $13.59 2,578	$11.30 $13.02 1,560	$11.30 $11.30 29
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$25.08 $27.22 674,104	$22.60 $25.08 791,379	$21.00 $22.60 926,946
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$13.08 $13.65 116,489	$12.24 $13.08 63,297	$11.96 $12.24 32,695
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$15.76 $16.33 153,793	$14.12 $15.76 85,076	$13.48 $14.12 51,527
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$14.47 $15.05 200,615	$13.20 $14.47 124,545	$12.79 $13.20 94,672
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.07 $11.97 108,204	$10.91 $12.07 97,995	$9.91 $10.91 41,121
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period	$12.80 $12.46 8,679	$11.28 $12.80 8,302	$10.61 $11.28 225

CFI 7

Condensed Financial Information (continued)

	2007	2006	2005
PIMCO VIT REAL RETURN PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$10.78 $11.75 162,380	$10.84 $10.78 142,143	$10.77 $10.84 169,681
PIONEER HIGH YIELD VCT PORTFOLIO Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$11.44 $11.94 112,266	$10.69 $11.44 118,101	$10.64 $10.69 91,765
WANGER SELECT Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$14.66 $15.81 231,178	$12.42 $14.66 180,124	$11.40 $12.42 108,821
WANGER U.S. SMALLER COMPANIES Value at beginning of period Value at end of period Number of accumulation units outstanding at end of period	$13.49 $14.02 133,871	$12.68 $13.49 130,486	$11.56 $12.68 103,548

CFI 8

PART B

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008
FOR
ING ENCORE/ENCORE FLEX
INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 28, 2008 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the “separate account”) and ReliaStar Life Insurance Company
(the “Company”).

A copy of the prospectus may be obtained by writing or calling:

ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050 1-877-884-5050
or
ING Financial Advisers, LLC One Orange Way Windsor, CT 06095-4774

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History 2
Separate Account N 2
Offering and Purchase of Contracts 4
Income Phase Payments 4
Sales Material and Advertising 6
Independent Registered Public Accounting Firm 6
Financial Statements of Separate Account N S-1
Consolidated Financial Statements of ReliaStar Life Insurance Company C-1

SAI.120636-08

                                  GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue
South, Minneapolis, Minnesota 55401.

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

                                               SEPARATE ACCOUNT N

We established Separate Account N on October 1, 2002 under the insurance laws of the State of
Minnesota. The separate account is registered as a unit investment trust under the Investment Company
Act of 1940, as amended (the 40 Act). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of
Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

SAI.120636-08                                                                                             2

The funds currently available under the contract are as follows:

The Funds
  American Funds - Growth Fund
      (Class 2)
  American Funds - Growth-Income Fund
      (Class 2)
  American Funds - International Fund
      (Class 2)
  Franklin Small Cap Value Securities
      Fund (Class 2)
  ING American Century Large Company
      Value Portfolio (S Class)
  ING American Century Small-Mid Cap
      Value Portfolio (S Class)
  ING Baron Small Cap Growth Portfolio
      (S Class)
  ING BlackRock Global Science and
      Technology Portfolio (Class I)(1)
  ING BlackRock Large Cap Growth
      Portfolio (Class S)
  ING Davis New York Venture Portfolio
      (S Class)(1)
  ING Fidelity® VIP Contrafund®
      Portfolio (S Class)(2)
  ING Fidelity® VIP Equity-Income
      Portfolio (S Class)(2)
  ING Fidelity® VIP Growth Portfolio
      (S Class)(2)
  ING Fidelity® VIP Mid Cap Portfolio
      (S Class)(2)
  ING FMRSM Diversified Mid Cap
      Portfolio (Class I)(*)
  ING Global Resources Portfolio
      (Class S)
  ING JPMorgan Mid Cap Value Portfolio
      (S Class)
  ING Julius Baer Foreign Portfolio
      (Service 2 Class)
  ING Legg Mason Partners Aggressive
      Growth Portfolio (S Class)
  ING Legg Mason Value Portfolio
(Service 2 Class)	ING Lord Abbett Affiliated Portfolio
      (Class I)
  ING Marsico Growth Portfolio (Class S)
  ING MFS Total Return Portfolio
      (Service 2 Class)
  ING OpCap Balanced Value Portfolio
      (S Class)
  ING Oppenheimer Global Portfolio
      (S Class)
  ING Oppenheimer Strategic Income
      Portfolio (S Class)
  ING Opportunistic Large Cap Growth
      Portfolio (Class I)(1)
  ING Opportunistic Large Cap Value
      Portfolio (Class I)(1)
  ING PIMCO Total Return Portfolio
      (S Class)
  ING Pioneer Equity Income Portfolio
      (I Class)
  ING Pioneer High Yield Portfolio
      (I Class)
  ING Solution Income Portfolio
      (S Class)(3)
  ING Solution 2015 Portfolio (S Class)(3)
  ING Solution 2025 Portfolio (S Class)(3)
  ING Solution 2035 Portfolio (S Class)(3)
  ING Solution 2045 Portfolio (S Class)(3)
  ING Stock Index Portfolio (Class I)
  ING T. Rowe Price Diversified Mid Cap
      Growth Portfolio (S Class)
  ING T. Rowe Price Equity Income
      Portfolio (Service 2 Class)
  ING T. Rowe Price Growth Equity
      Portfolio (S Class)
  ING Templeton Foreign Equity Portfolio
      (S Class)
  ING Thornburg Value Portfolio (S Class)
  ING UBS U.S. Large Cap Equity
      Portfolio (S Class)
  ING Van Kampen Comstock Portfolio
(S Class)	ING Van Kampen Equity and Income
      Portfolio (S Class)
  ING Van Kampen Growth and Income
      Portfolio (Service 2 Class)
  ING VP Financial Services Portfolio
      (Class I)(4)
  ING VP Growth and Income Portfolio
      (Class I)
  ING VP Index Plus International Equity
      Portfolio (Class I)
  ING VP Index Plus MidCap Portfolio
      (Class I)
  ING VP Intermediate Bond Portfolio
      (Class I)
  ING VP International Value Portfolio
      (Class I)
  ING VP MidCap Opportunities Portfolio
      (Class I)
  ING VP Money Market Portfolio
      (Class I)(5)
  ING VP Real Estate Portfolio (Class I)
  ING VP Small Company Portfolio
      (Class I)
  ING VP SmallCap Opportunities
      Portfolio (Class I)
  ING VP Strategic Allocation
      Conservative Portfolio (Class I)(3)
  ING VP Strategic Allocation Growth
      Portfolio (Class I)(3)
  ING VP Strategic Allocation Moderate
      Portfolio (Class I)(3)
  Lord Abbett Series Fund - Mid-Cap
      Value Portfolio (Class VC)
  Oppenheimer Main Street Small Cap
      Fund®/VA
  PIMCO VIT Real Return Portfolio
      (Administrative Class)
  Wanger Select
Wanger U.S. Smaller Companies(6)

*     FMRSM is a service mark of Fidelity Management & Research Company.

1     This fund has changed its name to the name listed above. See “Appendix IV–Fund Descriptions” in the Contract Prospectus
     for a complete list of former and current fund names.

2     These funds are structured as “Master-Feeder” funds that invest directly in shares of an underlying fund. See “Fees–Fund Fees and Expenses” in the Contract Prospectus for additional information.

3     These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees–Fund Fees and
     Expenses” in the Contract Prospectus for additional information.

4     This fund is scheduled to be liquidated into ING VP Money Market Portfolio (Class I) on or about September 5, 2008.

5     Available for investment in transfer premium series contracts only. For flexible premium series contracts, currently only available in situations where the contract provides for a refund of purchase payments upon the exercise of the right to cancel provision. See “Right to Cancel” in the Contract Prospectus.

6     Effective June 1, 2008, this fund is scheduled to change its name to Wanger USA.

Complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

SAI.120636-08                                                                                             3

                              OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the
Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-
4774. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc.
(WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending
December 31, 2007, 2006 and 2005 amounted to $5,431,669.21, $6,093,376.10 and $8,819,577.41, respectively, in connection with the distribution of all registered variable annuity products issued by
Separate Account N of ReliaStar Life Insurance Company. These amounts reflect compensation paid to
ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life
Insurance Company.

                                           INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income
Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity
Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5.0% per annum). Selection of a 5.0% rate causes a higher first income phase payment then selection of a 3.5% rate, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5.0% on an annual basis.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, then the payouts will decrease. Where a 5.0% assumed investment rate is selected, income phase payments would decline if the actual net investment rate failed to increase by 5.0% . Where a 3.5% assumed investment rate is selected, income phase payments would decline if the actual net investment rate failed to increase by
3.5% . Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

SAI.120636-08                                                                                             4

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted,
Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0%, 3.5% or 5.0% per annum.

The operation of all these factors can be illustrated by the following hypothetical example, which assumes and assumed net investment rate of 3.5% . These procedures will be performed separately for the investment options selected during the income phase.

                                                                                EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per
$1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity
Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^ 30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.495928, which produces a payment of
$273.67.

If an assumed net investment rate of 5.0% is elected under 2005 Contracts, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SAI.120636-08                                                                                             5

                                    SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an Independent
Registered Public Accounting Firm, performs annual audits of ReliaStar Life Insurance Company and
Separate Account N.

SAI.120636-08                                                                                             6

                                                     SEPARATE ACCOUNT N
                                             PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
		-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis as of December 31, 2007 and 2006
		-	Statements of Operations - Statutory Basis for the years ended December 31,
2007, 2006 and 2005
		-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2007, 2006 and 2005
		-	Statements of Cash Flows - Statutory Basis for the years ended December 31,
2007, 2006 and 2005
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”) •
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.
333-120636), as filed on November 19, 2004.
	(1.2)	Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account
One (“Registrant”) • Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule •
Incorporated by reference to Post-Effective Amendment No. 9 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on November 5, 1999.
(4.1)	Contract TSA-M [Form 40063 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-120636), as filed on February 23, 2005.
(4.2)	Contract TSA-T [Form 40064 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-120636), as filed on February 23, 2005.
(4.3)	Contract IRA/NQ-M [Form 40065 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-120636), as filed on February 23, 2005.
(4.4)	Contract IRA/NQ-T [Form 40066 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-120636), as filed on February 23, 2005.
(4.5)	Return of Purchase Payment Death Benefit Rider [Form 40069 11-04] •
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on February 23, 2005.
(4.6)	Annual Stepped Up Death Benefit Rider [Form 40070 11-04] • Incorporated
by reference to Pre-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333-120636), as filed on February 23, 2005.
(4.7)	Living Benefit Rider [Form 40074 11-04 Schedule] • Incorporated by
reference to Pre-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 333-120636), as filed on April 20, 2006.
(4.8)	MGAB Rider [Form 40074 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-120636), as filed on April 20, 2006.
(4.9)	Living Benefit Rider [Form 40075 11-04 Schedule] • Incorporated by
reference to Pre-Effective Amendment No. 5 to Registration Statement on
Form N-4 (File No. 333-120636), as filed on April 20, 2006.
(4.10)	MGWB Rider [Form 40075 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-120636), as filed on April 20, 2006.
(4.11)	Fixed Account D Rider [Form 40071 12-05] • Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File
No. 333-120636), as filed on April 16, 2007.
(4.12)	Dollar Cost Averaging (DCA) Fixed Account Rider [Form 40073 12-05] •
Incorporated by reference to Post-Effective Amendment No. 7 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on April 16, 2007.
(5.1)	Contract Application · Incorporated by reference to Pre-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-120636), as filed on February 23, 2005.

(6.1)	Amended Articles of Incorporation of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No.
333-18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor • Incorporated by reference to the Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517),
as filed on December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden
American Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company, Southland Life Insurance Company, ING Life Insurance
and Annuity Company, ING Insurance Company of America, American Funds
Insurance Series and Capital Research and Management Company •
Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company, Southland Life Insurance Company, ING Life Insurance and
Annuity Company, ING Insurance Company of America, ING American
Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and
Capital Research and Management Company • Incorporated by Reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File
No. 333-105319), as filed on July 17, 2003.
(8.3)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.4)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.

(8.5)	Amendment to Participation Agreement effective June 5, 2007 by and among
Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York and Directed Services, Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.6)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2006.
(8.7)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.8)	Participation Agreement made and entered into as of April 30, 2003 among
The GCG Trust, ReliaStar Life Insurance Company and Directed Services,
Inc. • Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on
February 20, 2004.
(8.9)	Participation Agreement dated December 6, 2001 by and among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life
Insurance Company and Aetna Investment Services, LLC • Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.10)	Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective
May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial
Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company
• Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 24, 2002.

(8.11)	Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 and amended as of March 26, 2002 by and among ING
Partners, Inc., ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.12)	Amendment dated as of May 1, 2003 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002 and
October 1, 2002 by and among ING Partners, Inc., ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April
30, 2003.
(8.13)	Amendment dated as of November 1, 2004 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002,
October 1, 2002 and May 1, 2003 by and among ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar
Life Insurance Company • Incorporated by reference to Pre-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on February 23, 2005.
(8.14)	Amendment dated as of April 29, 2005 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October
1, 2002, May 1, 2003 and November 1, 2004 by and among ING Partners,
Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC
and ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-100207), as filed on December 21, 2006.
(8.15)	Amendment dated as of August 31, 2005 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002,
October 1, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 by and
among ING Partners, Inc., ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and ReliaStar Life Insurance Company •
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on December 21,
2006.

(8.16)	Amendment dated as of December 7, 2005 to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002,
October 1, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and August
31, 2005 by and among ING Partners, Inc., ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on
December 21, 2006.
(8.17)	Amendment dated as of April 28, 2006 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October
1, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and August 31,
2005, December 7, 2005 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company • Incorporated by reference to Post-Effective Amendment
No. 12 to Registration Statement on Form N-4 (File No. 333-100207), as filed on December 21, 2006.
(8.18)	Service Agreement and Contract with Investment Adviser effective as of
December 6, 2001 between ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company in connection with the sale of shares of
ING Partners, Inc. • Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.19)	Shareholder Servicing Agreement (Service Class Shares) dated as of
December 6, 2001, by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-
105319), as filed on November 24, 2003.
(8.20)	Amendment dated as of March 26, 2002, to the Shareholder Servicing
Agreement (Service Class Shares) by and between ReliaStar Life Insurance
Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc.
effective May 1, 2002) • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-
105319), as filed on November 24, 2003.
(8.21)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6
(File No. 333-92000), as filed on April 17, 2003.

(8.22)	Amendment dated as of November 1, 2004 to Shareholder Servicing
Agreement (Service Class Shares) by and between ING Partners, Inc. and
ReliaStar Life Insurance Company dated as of December 6, 2001 •
Incorporated by reference to Post-Effective Amendment No. 11 to Registration
Statement on Form N-6 (File No. 333-69431), as filed on March 1, 2007.
(8.23)	Amendment dated as of April 29, 2005 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 333-120636), as filed on December 21, 2006.
(8.24)	Amendment dated as of December 7, 2005 to Shareholder Servicing
Agreement (Service Class Shares) by and between ING Partners, Inc. and
ReliaStar Life Insurance Company dated as of December 6, 2001 •
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on December 21,
2006.
(8.25)	Amendment dated as of April 28, 2006 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4
(File No. 333-120636), as filed on December 21, 2006.
(8.26)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June
8, 1998.
(8.27)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.28)	Second Amendment dated December 31, 1999 to Fund Participation
Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
on behalf of each of its series and Aeltus Investment Management, Inc. •
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.29)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December
31, 1999 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.30)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.31)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.

(8.32)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life
Insurance and Annuity Company, Aeltus Investment Management, Inc. and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.33)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.34)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.35)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company
in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.36)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.37)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.38)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable
Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities,
Inc. • Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April
26, 2002.
(8.39)	Amendment executed August 30, 2002 to Participation Agreement dated May
1, 2001 by and among ReliaStar Life Insurance Company, ING Variable
Products Trust (formerly known as Pilgrim Variable Products Trust) and ING
Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) •
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.40)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable
Products Trust) and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on
Form N-4 (File No. 333-100207), as filed on April 22, 2003.
(8.41)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31, 2002.

(8.42)	Amendment executed as of October 15, 2002 and effective as of October 1,
2002 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc.
and ING Funds Distributor, Inc. • Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 31, 2002.
(8.43)	Participation Agreement made and entered into as of May 1, 2002 among
ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds
Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No.
3 to Registration Statement on Form S-6 (File No. 333-47094), as filed on
September 17, 2002.
(8.44)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance
Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (f/k/a
ING Funds Distributor, Inc.) • Incorporated by reference to Post-Effective
Amendment No. 18 to Registration Statement on Form N-6 (File No. 033-
57244), as filed on February 9, 2004.
(8.45)	Form of Amendment effective as of ________, 200_ to Participation
Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance
Company, ING VP Bond Portfolio and ING Funds Distributor, LLC, as
amended on July 15, 2003
(8.46)	Participation Agreement made and entered into as of December 1, 2002 among
ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company
and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 31, 2002.
(8.47)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.

(8.48)	Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc.
and ReliaStar Life Insurance Company
(8.49)	Rule 22c-2 Agreement effective as of April 16, 2007 and operational on
October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.50)	Fund Participation Agreement dated March 11, 1997 between Aetna Life
Insurance and Annuity Company, Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
033-34370), as filed on April 16, 1997.
(8.51)	First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Oppenheimer Variable
Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 •
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.52)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc.
and Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended December 1, 1999 • Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2007.
(8.53)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc.
and Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 15, 2008.
(8.54)	Service Agreement effective as of March 11, 1997 between
OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.55)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Pre-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.56)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.57)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.58)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005.
(8.59)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.60)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity
Company, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No.
27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
October 26, 2001.

(8.61)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance
and Annuity Company f/k/a Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.
dated July 1, 2001 • Incorporated by reference to Post-Effective Amendment
No. 40 to Registration Statement on Form N-4 (File No. 033- 75962), as filed on April 13, 2005.
(8.62)	Amendment No. 2 is made and entered into as of August 15, 2007 to
Participation Agreement between Pioneer Variable Contracts Trust, ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Pioneer Investment
Management, Inc. and Pioneer Funds Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4
(File No. 333-139695), as filed on December 21, 2007.
(8.63)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc.,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.64)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life
Insurance and Annuity Company, and ReliaStar Life Insurance Company •
Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.65)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company • Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.66)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Life Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-4 (File No.
333-134760), as filed on July 27, 2007.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	No Financial Statements are omitted from Item 23
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Donald W. Britton[1]	President
Thomas J. McInerney[2]	Director and Chairman
David A. Wheat[1]	Director, Executive Vice President and Chief
Financial Officer
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director and Senior Vice President
Bridget M. Healy[3]	Director
Robert G. Leary[3]	Director
Michael L. Emerson[4]	Chief Executive Officer, ING Re
Steven T. Pierson[1]	Senior Vice President and Chief Accounting
Officer
Valerie G. Brown[1]	Senior Vice President
Daniel P. Mulheran, Sr.[4]	Senior Vice President
Harry Stout[5]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Daniel M. Anderson	Vice President
9100 Arboretum Parkway
Richmond, VA 23236
Pamela S. Anson[6]	Vice President
Pamela M. Barcia	Vice President
Bradley E. Barks[2]	Vice President
Linda Beblo[5]	Vice President

Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars	Vice President
740 Northwest Blue Parkway, Suite 304
Lee’s Summit, MO 64086
David Botler[8]	Vice President
Scott V. Carney[5]	Vice President
William D. Chatham[7]	Vice President
John C. Collins[1]	Vice President
Monte J. Combe[9]	Vice President
Brian D. Comer[2]	Vice President
Karen Czizik[9]	Vice President
J. Randolph Dobo[9]	Vice President
Diane M. Eder[10]	Vice President
Patricia L. Engelhardt[2]	Vice President
Shari A. Enger[5]	Vice President
Michelle M. Fallahi[4]	Vice President
Kurt T. Fasen[4]	Vice President
Joel A. Fink	Vice President
8585 Stemmons Frwy., Ste 770 North
Dallas, TX 75247
Julie A. Foster[7]	Vice President
Robert A. Garrey[2]	Vice President
Saskia M. Goedhart[2]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah C. Hancock[9]	Vice President
R. Scott Hofstedt[11]	Vice President
Michelle R. Holmes[6]	Vice President

June P. Howard[1]	Vice President
William S. Jasien[12]	Vice President
Irene R. Jensen[5]	Vice President
Bradley C. Johnson[5]	Vice President
John P. Kelleher[11]	Vice President
Paul E. Kersten[4]	Vice President
Cassandra Klein[6]	Vice President
Kenneth E. Lacy[1]	Vice President
Kevin J. Laing[4]	Vice President
Frederick C. Litow[1]	Vice President
Laurie A. Lombardo[2]	Vice President
Alan S. Lurty[5]	Vice President
Thomas A. Lutter[5]	Vice President
Scott C. Machut[4]	Vice President
Richard T. Mason	Vice President
440 S. Warren St., Suite 300/702
Syracuse, NY 13202
Paul L. Mistretta[1]	Vice President
Patrick J. Moran[4]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[7]	Vice President
Curtis W. Olson[11]	Vice President
Sherry R. Olson[11]	Vice President
Peter S. Orenzoff[8]	Vice President
Deborah J. Prickett[4]	Vice President
Laurie J. Rasanen[6]	Vice President

James P. Rathburn[4]	Vice President
Kevin J. Reimer[1]	Vice President
Robert A. Richard[2]	Vice President
John A. Ross	Vice President
3110 Camino Del Rio South, Suite A117
San Diego, CA 92108
David J. Schmid[11]	Vice President
David A. Sheridan[2]	Vice President
Gregory M. Smith[5]	Vice President
Christina M. Starks[6]	Vice President
Eric J. Steelman[5]	Vice President
Carl P. Steinhilber[2]	Vice President
Irving L. Tang[4]	Vice President
Melissa A. Tilford[5]	Vice President
Mary A. Tuttle[9]	Vice President
William J. Wagner[9]	Vice President
Margaret B. Wall[10]	Vice President
Michellen A. Wildin[9]	Vice President
David P. Wilken[4]	Vice President
Dean S. Abbott[4]	Vice President and Actuary
Christopher B. Abreu[2]	Vice President and Actuary
Mary A. Broesch[5]	Vice President and Actuary
Barbara B. Horst[11]	Vice President and Actuary
Craig A. Krogstad[10]	Vice President and Actuary
Richard Lau[5]	Vice President and Actuary
Mark E. McCarville[11]	Vice President and Actuary
Jeffrey L. Schuh[4]	Vice President and Actuary

Alden W. Skar[4]	Vice President and Actuary
Alice W. Su5	Vice President and Actuary
Howard L. Rosen[5]	Vice President and Appointed Actuary
Carol S. Stern	Vice President and Chief Compliance Officer
1501 M St., NW, Ste. 430
Washington, DC 20005
Kimberly M. Curley[9]	Vice President and Illustration Actuary
Joseph N. Fick[5]	Vice President and Illustration Actuary
Lawrence S. Nelson[11]	Vice President and Illustration Actuary
Spencer T. Shell[1]	Vice President, Assistant Treasurer and
Assistant Secretary
Chad M. Eslinger[6]	Vice President, Compliance
Judith K. Ginter[11]	Vice President, Compliance
Philip W. Ricker[11]	Vice President, Compliance
Randy L. Bauernfeind[11]	Vice President, Corporate Real Estate
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
Daniel E. Abramowski[4]	Vice President, ING Re
Jeffrey S. Birkholz[4]	Vice President, ING Re
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
John P. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Suresh Krishnamoorthy[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Greg R. Michaud[1]	Vice President, Investments

Maurice M. Moore[1]	Vice President, Investments
Kurt W. Wassenar[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Scott N. Shepherd[2]	Actuary
Joy M. Benner[4]	Secretary
William M. White[11]	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Lisa A. Braun[4]	Assistant Secretary
Diana R. Cavender[4]	Assistant Secretary
Chad D. Christensen[11]	Assistant Secretary
James M. Foley[4]	Assistant Secretary
Maria C. Foster[4]	Assistant Secretary
Jay J. Frazer[11]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
Jane M. Jacobs[4]	Assistant Secretary
Lorri Jungbauer[11]	Assistant Secretary
Ronald M. Kjelsberg[4]	Assistant Secretary
James A. Kochinski[4]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
Terri W. Maxwell[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
Y. Danyale Moses[11]	Assistant Secretary

Melissa O’Donnell[4]	Assistant Secretary
John R. Oberg[9]	Assistant Secretary
Laura L. Pang[11]	Assistant Secretary
Wendy L. Paquin[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Thomas M. Rose[4]	Assistant Secretary
Susannah Saver-Patterson[11]	Assistant Secretary
Sande Sheppard[11]	Assistant Secretary
Gerald M. Sherman[4]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Diane Yell[11]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

*      These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
3	The principal business of this director and these officers is 230 Park Avenue, New York, New York 10169.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
6	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.

9	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
10	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
11	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
12	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity
Company (File No. 333-105479), as filed with the Securities and Exchange Commission on
April 11, 2008.

Item 27. Number of Contract Owners
As of March 31, 2008, there were 45,504 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America
Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of
1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company
(ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC,
Variable Annuity Account C of ILIAC, Variable Annuity Account G of ILIAC and
Variable Annuity Account I of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life
Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable
Account (a separate account of RLIC registered as a unit investment trust under the
1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity
Funds A, B, C (a management investment company registered under the 1940 Act), (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G,
H, I (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q
(a management investment company registered under the1940 Act), and (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, CA 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Daniel H. Hanlon[1]	Senior Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne C. Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, SC
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, NY
Joseph J. Elmy[2]	Vice President, Tax

Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President and Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Marilyn S. Sponzo[1]	Vice President and Chief Compliance Officer

Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, ND 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, FL 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Richard E. G. Gelfand	Chief Financial Officer
1475 Dunwoody Drive
West Chester, PA 19380-1478
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$5,431,669.21
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as  is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28,
1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

                                                               SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-120636) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Windsor, State of
Connecticut, on the 17th day of April 17, 2008.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Donald W. Britton*	President	)
Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April
Thomas J. McInerney		) 17, 2008
)
Kathleen A. Murphy*	Director and Senior Vice President	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)

)
Steven T. Pierson	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

SEPARATE ACCOUNT N EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.8.45	Form of Amendment effective as of ________, 200_ to Participation
Agreement dated as of May 1, 2002 by and among ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds Distributor,
	LLC, as amended on July 15, 2003	________
99-B.8.48	Form of Fund Participation Agreement between Lord Abbett Series Fund,
	Inc. and ReliaStar Life Insurance Company	________
99-B.9	Consent and Opinion of Counsel	________
99-B.10	Consent of Independent Registered Public Accounting Firm	________
99-B.13	Powers of Attorney	________